As filed with the Securities and Exchange Commission on December 28, 1995
                                                               File No. 811-8358
                                                       Registration No. 33-75250
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------


                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|

                         Pre-Effective Amendment No.                       |_|

                       Post-Effective Amendment No. 4                      |X|

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                       Post-Effective Amendment No. 4                      |X|

                   _______________________________________

                                MUTUAL FUND TRUST
               (Exact Name of Registrant as Specified in Charter)

                              125 West 55th Street
                            New York, New York 10019
               __________________________________________________
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 492-1600

                                                   Copy to:
Ann Bergin                                         Carl Frischling, Esq.
Mutual Fund Trust                                  Kramer, Levin, et. al.
125 West 55th Street                               919 Third Avenue
New York, New York  10019                          New York, New York 10022
--------------------------------------------------------------------------------
(Name and Address of Agent for Service)


It is proposed that this filing will become effective:

  |_|  immediately upon filing pursuant to  |_| on (              )  pursuant to
       paragraph (b)                            paragraph (b)
  |_|  60 days after filing pursuant to     |_| on (              ) pursuant to
       paragraph (a)(1)                         paragraph (a)(1)
  |X|  75 days after filing pursuant to     |_| on (          ) pursuant to
       paragraph (a)(2)                         paragraph (a)(2) rule 485.

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               ------------------


The Registrant has registered an indefinite number or amount of its shares of common stock for each of its three series of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 on July 18, 1994 and the Rule 24f-2 Notice for the Registrant's fiscal year ended August 31, 1995 was filed on October 21, 1995.

                              CROSS-REFERENCE SHEET


(Pursuant to Rule 404 showing location in each form of Prospectus of the responses to the Items in Part A and location in each form of Prospectus and the Statement of Additional Information of the responses to the Items in Part B of Form N-1A).



                                  VISTA SHARES

              VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

                     * * * * * * * * * * * * * * * * * * * *

                              VISTA PREMIER SHARES

              VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                     * * * * * * * * * * * * * * * * * * * *

                           VISTA INSTITUTIONAL SHARES

              VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                     * * * * * * * * * * * * * * * * * * * *



 Item Number                                                 Statement of
 Form N-1A,                                                   Additional
   Part A        Prospectus Caption                        Information Caption

      1          Front Cover Page                                  *

    2(a)         Expense Summary                                   *

     (b)         Not Applicable                                    *

    3(a)         Financial Highlights                              *

     (b)         Not Applicable                                    *

     (c)         Yield and Performance Information                 *

    4(a)         Investment Objective and Policies;                *
                 Additional Information on Investment
                 Policies, Techniques and Risk Factors

     (c)         Investment Objective and Policies                 *

     5(a)        Management of the Fund(s)                         *

     (b)         Management of the Fund(s) - The                   *
                 Adviser; Back Cover Page

     (c)         Management of the Fund(s) - The                   *
                 Administrator; Shareholder Servicing
                 Agents, Transfer Agent and Custodian

     (d)         Shareholder Servicing Agents,                     *
                 Transfer Agent and Custodian -
                 Transfer Agent and Custodian; Back
                 Cover Page

     (e)         Other Information Concerning Shares               *
                 of the Fund(s) - Expenses

     (f)         Financial Highlights                              *

 Item Number                                                 Statement of
 Form N-1A,                                                   Additional
   Part A        Prospectus Caption                        Information Caption

  5A.(a-b)       Not Applicable                                    *

    6(a)         Other Information Concerning Shares
                 of the Fund(s) - Description of Shares,
                 Voting Rights and Liabilities                     *

     (b)         Not Applicable                                    *

     (c)        Not Applicable                                     *

     (d)        Not Applicable                                     *

     (e)        Shareholder Servicing Agents,                      *
                Transfer Agent and Custodian -
                Shareholder Servicing Agents

     (f)        Other Information Concerning Shares                *
                of the Fund(s) - Net Income and
                Dividends

     (g)        Tax Matters                                   Tax Matters

    7(a)        Purchase and Redemptions of Shares -               *
                Purchases; Back Cover Page

     (b)        Purchases and Redemptions of Shares                *
                - Purchases; Other Information
                Concerning Shares of the Fund(s) -
                Net Asset Value; Shareholder
                Servicing Agents, Transfer Agent and
                Custodian - Shareholder Servicing
                Agents

     (c)        Not Applicable                                     *

     (d)        Shareholder Servicing Agents,                      *
                Transfer Agent and Custodian -
                Shareholder of Servicing Agents

     (e)        Purchases and Redemptions of Shares                *
                - Distribution Plan and Distribution
                and Sub-Administration Agreement

     (f)        Other Information Concerning Shares      Management of the
                of the Fund(s) - Distribution Plans and  Fund(s) - Distributor -
                Distribution and Sub-Administration      - Distribution Plan
                Agreement

    8(a)        Purchases and Redemptions of Shares                *
                - Redemptions

     (b)        Purchases and Redemptions of Shares                *
                - Redemptions

     (c)        Not Applicable                                     *

     (d)        Not Applicable                                     *

    9           Not Applicable                                     *

            VISTA(sm) 100% U.S. TREASURY SECURITIES MONEY MARKET FUND



Item Number
Form N-1A,                                          Statement of Additional
  Part B        Prospectus Caption                    Information Caption
  ------        ------------------                    -------------------

10                       *                           Front Cover Page

11                       *                           Front Cover Page

12                       *                           Not Applicable

13              Investment Objective and             Investment Objective,
                Policies                             Policies and Restrictions

14                       *                           Management of the Fund(s)
                                                     - Trustees and Officers

15(a)                    *                           Not Applicable

  (b)                    *                           Not Applicable

  (c)                    *                           Management of the Fund(s)

16(a)           Management of the Fund(s)-Adviser    Management of the Fund(s)-
                                                     Adviser

Item Number
Form N-1A,                                           Statement of Additional
  Part B        Prospectus Caption                     Information Caption
  ------        ------------------                     -------------------


  (b)           Management of the Fund(s)-Adviser    Management of the Fund(s)-
                                                     Adviser

  (c)           Other Information Concerning         Management of the Fund(s)-
                Shares of the Fund(s) - Expenses     Administrator

  (d)           Management of the Fund(s)-           Management of the Fund(s)-
                Administrator                        Administrator

  (e)                    *                           Not Applicable

  (f)           Purchases and Redemptions of Shares-  Management of the Fund(s)-
                Distribution Plan and Distribution    Distributor
                and Sub-Administration Agreement

  (g)                    *                           Not Applicable

  (h)                    *                           Management of the Fund(s)-
                                                     Shareholder Servicing
                                                     Agents, Transfer Agent and
                                                     Custodian; Independent
                                                     Accountants; Back Cover
                                                     Page

  (i)                    *                           Not Applicable

17              Investment Objectives and Policies   Investment Objectives,
                                                     Policies and Restrictions -
                                                     Portfolio Transactions

18              Other Information Concerning Shares   General Information
                of the Fund(s)-Description of Shares  of Shares, Voting Rights
                Voting Rights and Liabilities         and Liabilities

19(a)           Purchases and Redemptions of Shares          *

  (b)           Other Information Concerning Shares   Determination of Net Asset
                of the Fund(s) - Net Asset Value;     Value
                Purchases and Redemptions of Shares

Item Number
Form N-1A,                                         Statement of Additional
  Part B        Prospectus Caption                   Information Caption
  ------        ------------------                   -------------------

  (c)                    *                           Not Applicable

20              Tax Matters                          Tax Matters

21(a)                    *                           Management of the Fund(s)-
                                                     Distributor

  (b)                    *                           Management of the Fund(s)-
                                                     Distributor

  (c)                    *                           Not Applicable

22                       *                           Performance Information -
                                                     Yield Quotations

23                       *                           Not Applicable


Part C

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                     PART A

            VISTA(sm) 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

                  VISTA SHARES PROSPECTUS -- ___________, 1996

         Mutual Fund Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on February 4, 1994, presently consisting of ___ separate series ("Funds"). Under a multi-class distribution system, the money market funds may be offered through three separate classes of shares (the "Shares"). The Vista Shares described in and offered pursuant to this Prospectus are offered through the Vista 100% U.S. Treasury Securities Money Market Fund (the "Vista Shares"). The Premier Shares of the Fund are offered only to institutional clients and are sold under a separate prospectus. The Institutional Shares of the Fund are also sold under a separate prospectus available only to qualified institutional investors making an initial investment of at least $1,000,000.

         THE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND's (the "100% U.S. Treasury Fund" or the "Fund") investment objective is to seek maximum current income consistent with maximum safety of principal and maintenance of liquidity. The Fund seeks to achieve its objectives by investing solely in obligations issued by the U.S. Treasury, including U.S. Treasury bills, bonds and notes, which differ principally only in their interest rates, maturities and dates of issuance. The Fund does not purchase securities issued or guaranteed by agencies or instrumentalities of the U.S. Government, nor does it enter repurchase agreements. Because the Fund invests exclusively in direct Unites States Treasury Obligations, investors may benefit from income tax exclusions and exemptions that are available in certain states and localities.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          The Chase Manhattan Bank, N.A. ("Chase") is the investment adviser (the "Adviser"), custodian (the "Custodian"), administrator (the "Administrator") and Shareholder Servicing Agent for the 100% U.S. Treasury Fund. Chase Asset Management, Inc. is the investment sub-adviser ("CAM Inc." or the "Sub-Adviser") for the 100% U.S. Treasury Fund.

          Vista Broker-Dealer Services, Inc. ("VBDS") is the Fund's distributor and is unaffiliated with Chase. Investment in the Fund is subject to risk -- including possible loss of principal. Shares of the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank, N.A. or any of its affiliates and are not federally insured by, obligations of, or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

         An investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. Prospective investors should carefully consider the risks associated with an investment in the Fund. For a further discussion on the risks associated with an investment in the Fund, see "Investment Objectives and Policies" in this Prospectus. There can be no assurance that the Fund will achieve its investment objectives.

         The Vista Shares are continuously offered for sale without a sales load through VBDS, the Fund's distributor (the "Distributor"), to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association with which the Trust has entered into a shareholder servicing agreement (collectively, "Shareholder Servicing Agents") or securities brokers or certain financial institutions which have entered into Selected Dealer Agreements with the Distributor. The Vista Shares have a distribution plan and may incur distribution expenses, at an annual rate, not to exceed a specified percentage of its average daily net assets. An investor should obtain from his Shareholder Servicing Agent, if appropriate, and should read in conjunction with this Prospectus, the materials provided by the Shareholder Servicing Agent describing the procedures under which Vista Shares may be purchased and redeemed through such Shareholder Servicing

Agent. Shares may be redeemed by shareholders at the net asset value next determined on any Fund Business Day as hereinafter defined.

         This Prospectus sets forth concisely information concerning the Fund and its Vista Shares that a prospective investor ought to know before investing. A Statement of Additional Information dated _____ , 1996 containing more detailed information about the Fund has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. An investor may obtain a copy of the Statement of Additional Information for the Vista Shares without charge by contacting his Shareholder Servicing Agent, the Distributor or the Fund.

         Investors should read this Prospectus and retain it for future reference.

         For information about the Vista Shares, simply call the Vista Service Center at 1-800-34-VISTA.

                                 EXPENSE SUMMARY

The following table provides (i) a summary of the aggregate annual operating expenses of the Fund, as a percentage of average net assets of the Fund, and
(ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in shares of the Fund.

                                                                    Vista
                                                                    Shares
Annual Fund Operating Expenses
           (as a percentage of average net assets)
           Investment Advisory Fee...............................     .10%
Rule 12b-1 Distribution Plan Fee.................................     .10%
Administrative Fee...............................................     .05%

Other Expenses
           Sub-Administration Fee................................     .05%
           Shareholder Servicing Fee +...........................     .17%
           Other Operating Expenses++............................     .12%

Total Fund Operating Expenses                                         .59%



Example:
You would pay the following expenses on a $1,000 investment in a Fund,  assuming
(1) 5% annual return and (2) redemption at the end of:
   1 year........................................$
   3 years.......................................$
   5 years.......................................$
   10 years......................................$


---------------
+ Shareholder Servicing Agents may provide various services to their customers and charge additional fees for these services. The Shareholder Servicing and Fund Servicing Fees include fees for activities in connection with serving as liaison for holders of Vista Shares and in providing personal services to such shareholders as well as other ministerial and servicing activities. Fees for the activities in connection with serving as liaison to, and providing personal services to, holders of Vista Shares will not exceed the NASD's maximum fee of 0.25% for these types of activities. The other ministerial and servicing activities provided for the Fund include: assisting in processing purchase and redemption transactions; transmitting and receiving funds in connection with purchase and redemption orders; preparing and providing periodic statements showing account balances; and preparing and transmitting proxy statements and other periodic reports and communications from the Trust to customers.

++        A  shareholder   may  incur  a  $10.00  charge  for  certain  wire
          redemptions.

         The expense summary is intended to assist investors in understanding the various costs and expenses that a shareholder in the Vista Shares class of shares of the Fund will bear directly or indirectly. The expense summary shows the investment advisory fee, distribution fee, administrative fee, sub-administration fee and shareholder servicing agent fee expected to be incurred by the Vista Shares class of shares of each Fund.

         As a result of the distribution fees, long-term investors may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD"). More complete descriptions of each Class of shares' expenses, including any fee waivers, are set forth herein or in the prospectus for such class of Shares.

         The "Example" set forth above should not be considered a representation of future expenses of Vista Shares of the Fund; actual expenses may be greater or less than those shown.


FINANCIAL HIGHLIGHTS

         The table set forth below provides selected per share data and ratios for one share outstanding throughout the period shown for The Hanover 100% U.S. Treasury Securities Money Market Fund, the predecessor to the Fund (the "Predecessor Fund"). This information is supplemented by financial statements and accompanying notes appearing in the Predecessor Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1994, which is incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the financial information set forth in the tables set forth below have been audited by KPMG Peat Marwick LLP, independent accountants, whose report thereon is also included in the Annual Report to Shareholders. Shareholders can obtain a copy of this report by contacting the Fund or their Shareholder Servicing Agent.

                                                           THE HANOVER 100% U.S. TREASURY FUND



                                                                              Year Ended November 30        Period Ended
                                                            1995       1994            1993         1992    November 30, 1994

NET ASSET VALUE BEGINNING OF PERIOD.......................  $        $1.000           $1.000        $1.000       $1.000
                                                                     ------           ------        ------       ------

Income from Investment Operations:
         Net Investment Income............................            0.033            0.026         0.033        0.021
                                                                      -----            -----         -----        -----

Less Distributions:
         Dividends from net investment income.............           (0.033)          (0.026)       (0.033)      (0.021)
                                                                     -------          -------       -------      -------

NET ASSET VALUE, END OF PERIOD............................  $        $1.000           $1.000        $1.000       $1.000
                                                                     ======           ======        ======       ======


TOTAL RETURN**............................................           3.32%            2.62%         3.33%        2.58%

Ratios/Supplemental Data
         Net Assets, End of Period (in thousands).........  $   $1,024,125       $873,631       $383,688      $141,875

         Ratio of Expenses to Average Net Assets++.........         0.59%           0.58%          0.55%        0.45%+

         Ratio of Net Investment Income to Average
           Net Assets++....................................         3.26%           2.58%          3.28%        5.02%+



----------------------

*        Commencement of operations July 1, 1991.
**       Total return computed for the period.
+        Annualized.
++ Ratios before effect of waivers were 0.62%, 0.61%, 0.67%, and 0.75% annualized, respectively.

                       INVESTMENT OBJECTIVES AND POLICIES

         The Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, the Fund uses the amortized cost method of valuing securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), certain requirements of which are summarized as follows. In accordance with Rule 2a-7, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Board of Trustees to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated only by one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees.

The Fund's investment objective is to seek maximum current income consistent with maximum safety of principal and maintenance of liquidity. The Fund seeks to achieve its objective by investing in obligations issued by the U.S. Treasury, including U.S. Treasury bills, bonds and notes, which differ principally only in their interest rates, maturities and dates of issuance. The Fund does not purchase securities issued or guaranteed by agencies or instrumentalities of the United States Government, nor does it enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less. Although the Fund seeks to be fully invested, at times it may hold uninvested cash reserves, which would adversely affect its yield.

         Interest on United States Treasury obligations is exempt from state and local income taxes under federal law; the interest is not exempt from federal income tax. However, shareholders of the 100% U.S. Treasury Fund do not directly receive interest on United States Treasury obligations, but rather receive dividends from the 100% U.S. Treasury Fund that are derived from such interest. Although many states allow the character of the 100% U.S. Treasury Fund's income to pass through to its shareholders, certain states do not, so that distributions from the 100% U.S. Treasury Fund derived from interest that is exempt from state and local income taxes when received directly by a taxpayer may not be exempt from such taxes when earned as a dividend by a shareholder of the 100% U.S. Treasury Fund. Shareholders of the 100% U.S. Treasury Fund should consult their tax advisers as to state and local consequences of investment in the Fund.


          ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND TECHNIQUES

Reverse Repurchase Agreements

         The Fund may enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act and are subject to the Fund's general limitations with respect to borrowing.

Firm Commitments and When-Issued Securities

         The Fund may purchase securities on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund will make commitments to purchase securities on a firm commitment basis only with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable.

         No income accrues to the purchase of a security on a firm commitment basis prior to delivery. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

         The Fund will establish a segregated account in which it will maintain assets in an amount at least equal in value to the Fund's commitments to purchase securities on a firm commitment basis. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Portfolio Securities Lending

                  Although the Fund does not anticipate engaging in such activity in the ordinary course of business, the Fund may lend portfolio securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed 30% of the value of its total assets. In connection with such loans, the Fund will receive collateral consisting of cash, cash equivalents, U.S. Government securities or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 102% of the current market value of the securities loaned plus accrued interest. The Fund can earn income through the investment of such collateral. The Fund continues to be entitled to the interest payable on a loaned security and, in addition, receive interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. The Fund might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with such Fund. The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by the Adviser or Sub-Adviser to be of good standing and will not be made unless, in the judgment of the investment Adviser or Sub-Adviser, the consideration to be earned from such loans justifies the risk.


         The foregoing investment policies and activities are not fundamental and may be changed by the Board of Trustees of the Trust without the approval of shareholders. For more detailed descriptions of certain of the Fund's investment activities, see "Investment Policies -- Additional Investment Activities" in the Statement of Additional Information.


                             MANAGEMENT OF THE FUND

Adviser

         The Chase Manhattan Bank, N.A. manages the assets of the Fund pursuant to an Investment Advisory Agreement, dated ________________. Subject to such policies as the Board of Trustees may determine, Chase makes investment decisions for the Fund. For its services under the Investment Advisory Agreements, Chase is entitled to receive an annual fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets. However, Chase may, from time to time, voluntarily waive all or a portion of its fees payable under the Investment Advisory Agreement.

         The Adviser, a wholly-owned subsidiary of The Chase Manhattan Corporation, a registered bank holding company, is a commercial bank offering a wide range of banking and investment services to customers throughout the United States and around the world. Its headquarters is at One Chase Manhattan Plaza, New York, NY 10081. The Adviser, including its predecessor organizations, has over 100 years of money management experience and renders investment advisory services to others. Also included among the Adviser's accounts are commingled trust funds and a broad spectrum of individual trust and investment management portfolios. These accounts have varying investment objectives.

         Certain Relationships and Activities. Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Treasury obligations and are among the leading dealers of various types of U.S. Treasury obligations. Chase and its affiliates may sell U.S. Treasury obligations to, and purchase them from, other investment companies sponsored by the Distributor or affiliates of the Distributor. The Adviser will not invest any Fund assets in any U.S. Treasury obligations purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which the Adviser or an affiliate is a nonprincipal member. This restriction may limit the amount or type of U.S. Treasury obligations available to be purchased on behalf of the Fund. The Adviser has informed the Fund that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of such Adviser or in the possession of any affiliate of such Adviser, including the division of Chase that performs services for the Trust as Custodian. Shareholders of the Fund should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholders and their accounts.

         Under an investment advisory agreement between the Trust, on behalf of the Fund, and Chase, Chase may delegate a portion of its responsibilities to a sub-adviser. In addition, the investment advisory agreement provides that Chase may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of New Chase as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Chase.

Sub-Adviser

         Chase has entered into an investment sub-advisory agreement with its affiliate, CAM Inc., a registered investment adviser, on behalf of the Fund. The Sub-Adviser is a wholly-owned subsidiary of Chase. Subject to the supervision and direction of the Adviser and the Board of Trustees, CAM Inc. provides investment subadvisory services to the Fund in accordance with the Fund's objectives and policies, makes investment decisions for the Fund and places orders to purchase and sell securities on behalf of the Fund. The Sub-Advisory Agreement provides that, as compensation for services, the Sub-Adviser receives, from the Adviser, a fee, based on the Fund's average daily net assets, determined at a rate agreed upon from time to time between the Adviser and CAM Inc. [DISCLOSURE ABOUT SUB-ADVISER TO COME]

Administrator

         Pursuant to an Administration Agreement, dated April 15, 1994 (the "Administration Agreement"), Chase serves as Administrator of the Trust. The Administrator provides certain administrative services, including, among other responsibilities, coordinating relationships with independent contractors and agents; preparing for signature by officers and filing of certain documents required for compliance with applicable laws and regulations excluding those of the securities laws of the various states; arranging for the maintenance of books and records; and providing office facilities necessary to carry out its duties. For these services and facilities, the Administrator is entitled to receive from the Fund a fee computed daily and paid monthly at an annual rate equal to 0.05% of the Fund's average daily net assets. However, the Administrator may, from time to time, voluntarily waive all or a portion of its fees payable under the Administration Agreement. The Administrator, pursuant to the terms of the Administration Agreement, shall not have any responsibility or authority for the Fund's investments, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

         Glass-Steagall Act. Chase has received the opinion of its legal counsel that it may provide the services described in the Investment Advisory and the Administration Agreements, as described above, and the Shareholder Servicing Agreements and Custodian Agreement described below without violating the federal banking law commonly known as the Glass-Steagall Act. The Act generally bars banks from publicly underwriting or distributing certain securities.

         Based on the advice of its counsel, Chase believes that the Court's decision, and these other decisions of federal banking regulators, permit it to serve as investment adviser to a registered, open-end investment company.

         Regarding the performance of shareholder servicing and custodial activities, the staff of the Office of the Comptroller of the Currency, which supervises national banks, has issued opinion letters stating that national banks may engage in shareholder servicing and custodial activities. Therefore, Chase believes, based on advice of its counsel, that it may serve as shareholder servicing agent to the Fund and render the services described in the shareholder servicing agreements, and Chase believes, based on advice of its counsel, that it may serve as Custodian to the Trust and render the services set forth in the Custodian Agreement, as appropriate, incidental national banking functions and as proper adjunct to its serving as investment adviser and administrator to the Fund.

         Industry practice and regulatory decisions also support a bank's authority to act as administrator for a registered investment company. Chase, on the advice of its counsel, believes that it may render the services described in its Administration Agreement without violating the Glass-Steagall Act or other applicable banking laws.

         Possible future changes in federal law or administrative or judicial interpretations of current or future law, however, could prevent Chase from continuing to perform investment advisory, shareholder servicing, custodian or other administrative services for the Fund. If that occurred, the Trust's Board of Trustees promptly would seek to obtain for the Fund the services of another qualified adviser, shareholder servicing agent, custodian or administrator, as necessary. Although no assurances can be given, the Trust believes that, if necessary, the switch to a new adviser, shareholder servicing agent, custodian or administrator could be accomplished without undue disruption to the Funds' operations.

         In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.

                       PURCHASES AND REDEMPTIONS OF SHARES

                                    Purchases

         The Vista Shares are continuously offered for sale without a sales load at the net asset value next determined through Vista Broker-Dealer Services, Inc. ("VBDS" or the "Distributor") after an order is received and accepted by the Transfer Agent, provided it is transmitted prior to 12:00 noon, Eastern time on any business day during which the New York Stock Exchange and the Adviser are open for trading ("Fund Business Day"). (See "Other Information Concerning Shares of the Funds--Net Asset Value"). Orders for Vista Shares received and accepted prior to the above designated times will be entitled to all dividends declared on such day.

         It is anticipated that the Vista Shares' net asset value will remain constant at $1.00 per share and the Fund will employ specific investment policies and procedures to accomplish this result. Shares are being offered to customers of a Shareholder Servicing Agent (i.e., a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with the
Fund) or to customers of brokers or certain financial institutions which have entered into Selected Dealer Agreements with VBDS. An investor may purchase Vista Shares by authorizing his Shareholder Servicing Agent, broker or financial institution to purchase such Shares on his behalf through the Distributor, which the Shareholder Servicing Agent, broker or financial institution must do on a timely basis. All share purchases must be paid for in U.S. dollars, and checks must be drawn on U.S. banks. In the event a check used to pay for shares purchased is not honored by the bank on which it is drawn, the purchase order will be cancelled and the shareholder will be liable for any losses or expenses incurred by the Fund or its agents.

         All purchases made by check should be in U.S. dollars and made payable to the Vista Funds. Third party checks, except those payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership), credit cards and cash will not be accepted. When purchases are made by check or periodic automatic investment, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days.

         Shareholder Servicing Agents may offer additional services to their customers, including specialized procedures for the purchase and redemption of Vista Shares, such as pre-authorized or systematic purchase and redemption programs and "sweep" checking programs. Each Shareholder Servicing Agent may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, transaction fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the yield on the investment of customers of that Shareholder Servicing Agent. Conversely, certain Shareholder Servicing Agents may (although they are not required by the Fund to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding  the fees for their  services  as  Shareholder  Servicing  Agents (see
"Shareholder Servicing Agents, Transfer Agent and Custodian--Shareholder Servicing Agents"), which will have the effect of increasing the yield on the investment of customers of that Shareholder Servicing Agent. Shareholder Servicing Agents may also increase or reduce the minimum dollar amount required to invest in the Fund and waive any applicable holding periods.

         The Fund intends to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets. Accordingly, in order to make investments which will immediately generate income, the Fund must have federal funds available to it (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve Bank). Each Shareholder Servicing Agent has agreed to provide each of the Vista Shares with federal funds for each purchase at the time it transmits the order for such purchase to the Distributor. Therefore, each shareholder and prospective investor should be aware that if he does not have sufficient funds on deposit with, or otherwise immediately available to, his Shareholder Servicing Agent, there may be a delay in transmitting and effecting his purchase order since his Shareholder Servicing Agent will have to convert his check, bank draft, money order or similar negotiable instrument into federal funds prior to effecting the purchase order. In such case, the purchase order will be effected at the purchase price per share next determined after the conversion to federal funds has been accomplished. If such a delay is necessary, it is expected that in most cases it would not be longer than two business days.

         The Vista Shares reserves the right to cease offering shares for sale at any time, to reject any order for the purchase of shares and to cease offering any services provided by a Shareholder Servicing Agent. Fund shares will be maintained in book entry form, and no certificates representing shares owned will be issued to shareholders.

                               Minimum Investments

         The Fund has established minimum initial and additional investments for the purchase of Fund Shares. The minimums detailed below vary by the type of account being established:

                                                           Minimum
                                                           Initial
         Account Type                                    Investment
--------------------------------------------     ---------------------------
Individual.......................................         $   2,500(1)
Individual Retirement Account (IRA).......                $   1,000(2)
Spousal IRA......................................         $     250
SEP-IRA..........................................         $   1,000(2)

Purchase Accumulation Plan.......................         $     250(3)
Payroll Deduction Program (401(k), 403(b), Keogh)....     $     100(4)

---------------

(1) Employees of the Adviser and its affiliates, and certain Qualified Persons are eligible for a $1,000 minimum initial investment.

(2) A $250 minimum initial investment is allowed if the new account is established with a $100 minimum monthly Systematic Investment Plan as described below.


(3) Account must be established with a $200 minimum monthly Systematic vestment Plan as described below. (4) A $25 minimum monthly investment must be established through an automated payroll cycle.

         The minimum additional investment is $100 for all types of accounts.

         For further information as to how to direct a Shareholder Servicing Agent to purchase shares of the Fund, an investor should contact his Shareholder Servicing Agent.

         Systematic Investment Plan. A shareholder may establish a monthly investment plan by which investments are automatically made to his/her Vista Fund account through Automatic Clearing House (ACH) deductions from a checking account. The minimum monthly investment through this plan is $100. Shareholders may choose either to have these investments made during the first or third week each month. Please note that your initial ACH transactions may take up to 10 days from the receipt of your request to be established.

         Shareholders electing to start this Systematic Investment Plan when opening an account should complete Section 8 of the account application. Current shareholders may begin a Systematic Investment Plan at any time by sending a signed letter with signature guarantee to the Vista Service Center, P.O. Box 419392, Kansas City, MO 64141-6392. The letter should contain your Vista Fund account number, the desired amount and cycle of the systematic investment, and must include a voided check from the checking account from which debits are to be made. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of the national securities exchange. Please note that a notary public cannot provide signature guarantees.

                                   Redemptions

         A shareholder may redeem all or any portion of the shares in his account on any Fund Business Day at the net asset value next determined after a redemption request in proper form is furnished by the shareholder to his Shareholder Servicing Agent and transmitted by it to and received by a Fund's Transfer Agent. Therefore, redemptions will be effected on the same day the redemption order is received only if such order is received prior to 12:00 noon, Eastern time. Shares which are redeemed earn dividends up to and including the day prior to the day the redemption is effected. The proceeds of a redemption normally will be paid on the Fund Business Day the redemption is effected, but in any event within seven days. The forwarding of proceeds from redemption of shares which were recently purchased by check may be delayed until the purchase check has cleared, which may take up to fifteen days. Similarly, the forwarding of proceeds from redemption of shares which were purchased by Automatic Clearing House transfer may be delayed up to 7 days. A shareholder who is a customer of a Shareholder Servicing Agent may redeem his Vista Shares by authorizing his Shareholder Servicing Agent or its agent to redeem such shares which the Shareholder Servicing Agent or its agent must do on a timely basis.

         The signature of both shareholders is required for any written redemption requests (other than those by check) from a joint account. In addition, a redemption request may be deferred for up to 15 calendar days if the Transfer Agent has been notified of a change in either the address or the bank account registration previously listed in the Fund records.

         Although the Fund generally retains the right to pay the redemption price of shares in kind with securities (instead of cash) the Trust has filed an election under Rule 18f-1 of the Investment Company Act of 1940, as amended (the "1940 Act"), committing to pay in cash all redemptions by a shareholder of record up to the amounts specified in the rule (approximately $250,000).

         The payment of redemption requests may be wired or mailed directly to a previously designated domestic commercial bank account. However, all telephone redemption requests in excess of $25,000 will be wired directly to such previously designated bank account, for the protection of shareholders. Normally, redemption payments will be transmitted on the next business day following receipt of the request (provided it is made prior to 12:00 noon, Eastern time). Redemption payments requested by telephone may not be available in a previously designated bank account for up to four days. If no share certificates have been issued, a wire redemption may be requested by telephone or wire to the Vista Service Center. For telephone redemptions, call the Vista Service Center at (800) 34-VISTA.

         The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act if an emergency exists. Payment may also be delayed on days when the Federal Reserve Bank is closed.

         Automatic Redemption Plan. A shareholder owning $10,000 or more of the shares of the Fund as determined by the then current net asset value may provide for the payment monthly or quarterly of any requested dollar amount (subject to limits) from his account to his order. A sufficient number of full and fractional shares will be redeemed so that the designated payment is received on approximately the 1st or 15th day of the month following the end of the selected payment period.

         For further information as to how to direct a Shareholder Servicing Agent to redeem shares of the Fund, a shareholder should contact his Shareholder Servicing Agent.

         Redemption of Accounts of Less than $500. The Fund may redeem the shares of any shareholder, if at such time, the aggregate net asset value of the shares in such shareholder's account is less than $500. In the event of any such redemption, a shareholder will receive at least 60 days' notice prior to the redemption.

                               Exchange Privileges

         Shareholders of the Vista Shares of the Fund may exchange at relative net asset value among the Vista Shares offered by Vista's other money market funds, and may exchange at relative net asset value plus any applicable sales charges among certain classes of shares of portfolios of Mutual Fund Group
("MFG"), an affiliated investment company, of which Chase is the adviser and VBDS is the distributor, in accordance with the terms of the then-current prospectus of the Fund being acquired. The prospectus of the Fund into which shares are being exchanged should be read carefully prior to any exchange and retained for future reference. With respect to exchanges into a fund which charges a front-end sales charge, such sales charge will not be applicable if the shareholder previously acquired his Vista Shares by exchange from such fund.

         Under the Exchange Privilege, Shares of a Fund may be exchanged for shares of other Funds of the Trust or MFG only if those Funds are registered in the states where the exchange may legally be made. In addition, the account registration for the Vista Fund (whether a Fund of the Trust or MFG) into which shares of the Funds are being exchanged must be identical to that of the account registration for the Fund from which shares are being redeemed. Any such exchange may create a gain or loss to be recognized for Federal income tax purposes. Normally, shares of the Fund to be acquired are purchased on the Redemption Date, but such purchase may be delayed by either fund up to five business days if the fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

         This privilege may be amended or terminated at any time without notice. Arrangements have been made for the acceptance of instructions by telephone to exchange shares if certain preauthorizations or indemnifications are accepted and on file. Further information and telephone exchange forms are available from the Vista Service Center.

         Market Timing. The exchange privilege described in each Prospectus is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and other circumstances where the Trustees, or Adviser believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged $5.00 administration fee per each such exchange.

                                     General

         The Fund has established  certain procedures and restrictions,  subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Fund's Transfer Agent may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in this Prospectus are not available until a completed and signed account application has been received by the Fund's Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in section 6 of the Account Application. To provide evidence of telephone instructions, the Transfer Agent will record telephone conversations with shareholders. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event the Fund does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions.

         Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agents are authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to the Fund in writing. Shareholders agree to release and hold harmless the Fund, the Adviser, the Administrator, any Shareholder Servicing Agent or sub-agent and broker-dealer, and the officers, directors, employees and agents thereof against any claim, liability, loss, damage and expense for any act or failure to act in connection with Fund shares, any related investment account, any privileges or services selected in connection with such investment account, or any written or oral instructions or requests with respect thereto, or any written or oral instructions or requests from someone claiming to be a shareholder if the Fund or any of the above-described parties follow instructions which they reasonably believe to be genuine and act in good faith by complying with the reasonable procedures that have been established for Fund accounts and services.

         Shareholders purchasing their shares through a Shareholder Servicing Agent may not assign, transfer or pledge any rights or interest in any Fund shares or any investment account established with a Shareholder Servicing Agent to any other person without the prior written consent of such Shareholder Servicing Agent, and any attempted assignment, transfer or pledge without such consent may be disregarded.

         The Fund may also establish and revise, from time to time, account minimums and transactions or amount restrictions on purchases, exchanges, redemptions, checkwriting services, or other transactions permitted in connection with shareholder accounts. The Fund may also require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in the bank account specified in the Bank Account Registration, or for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund. The Fund may refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect.
 .

                                   TAX MATTERS

         The following discussion is addressed primarily to individual investors and is for general information only. A prospective investor, including a corporate investor, should also review the more detailed discussion of federal income tax considerations that is contained in the Statement of Additional Information. In addition, each prospective investor should consult with his own tax advisers as to the tax consequences of an investment in the Fund, including the status of distributions from the Fund in his own state and locality.

         The Fund intends to qualify each year and elect to be treated as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund is treated as a "regulated investment company" and all its taxable income, if any, is distributed to its shareholders in accordance with the timing requirements imposed by the Code, it will not be subject to federal income tax on amounts so distributed. If for any taxable year the Fund does not qualify for the treatment as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to its shareholders, and such distributions to shareholders will be taxable to the extent of the Fund's current and accumulated earnings and profits.

         The Trust is organized as a Massachusetts business trust and, under current law, is not liable for any income or franchise tax in the Commonwealth of Massachusetts as long as the Fund (and each other series of the Trust) qualifies as a regulated investment company under the Code.

         Distributions by the Fund of its taxable ordinary income (net of expenses) and the excess, if any, of its net short-term capital gain over its net long-term capital loss are generally taxable to shareholders as ordinary income. Such distributions are treated as dividends for federal income tax purposes, but do not qualify for the dividends-received deduction for corporations. Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time a shareholder has held his shares. The Fund will seek to avoid recognition of capital gains.

         Distributions to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of a Fund. In general, distributions by a Fund are taken into account by shareholders in the year in which they are made. However, certain distributions made during January will be treated as having been paid by the Fund and received by the shareholders on December 31 of the preceding year. A statement setting forth the federal income tax status of all distributions made (or deemed made) during the fiscal year, including any portions which constitute ordinary income dividends, capital gain dividends and exempt-interest dividends, will be sent to the Fund's shareholders promptly after the end of each year.

         Under the backup withholding rules of the Code, certain shareholders may be subject to 31% withholding of federal income tax on distributions and redemption payments made by the Fund. Generally, shareholders are subject to backup withholding if they have not provided the Fund with a correct taxpayer identification number and certain required certifications.

         Shareholders of the Fund will be subject to federal income tax on the ordinary income dividends and any capital gain dividends from the Fund and may also be subject to state and local taxes. The laws of some states and localities, however, exempt from some taxes dividends such as those paid on shares of the U.S. Government Fund to the extent such dividends are attributable to interest on obligations of the and certain of its agencies and instrumentalities. The Fund intends to advise its shareholders of the proportion of their ordinary income dividends which are attributable to such interest.

         The State of New York for example, exempts from its personal income tax dividends such as those paid on shares of the Fund to the extent such dividends are attributable to interest from obligations of the U.S. Government and certain of its agencies and instrumentalities, provided that at least 50% of the Fund's portfolio consists of such obligations and the Fund complies with certain notice requirements. The New York State Department of Taxation and Finance (like most other states) currently takes the position, however, that certain obligations backed by the full faith and credit of the U.S. Treasury, such as GNMA Certificates and repurchase agreements backed by any U.S. Government obligation, do not constitute exempt obligations of the U.S. Government. (Under present market conditions, it is expected that less than 50% of the Fund's portfolio will consist of obligations which the New York State Department of Taxation and Finance views as exempt. Accordingly, it is likely that no portion of the dividends paid on shares of the Fund will be exempt from New York State personal income tax.)

         Shareholders are urged to consult their tax advisers regarding the possible exclusion from state and local income tax of a portion of the dividends paid on shares of the Fund which is attributable to interest from obligations of the U.S. Government and its agencies and instrumentalities


                 OTHER INFORMATION CONCERNING SHARES OF THE FUND

                                 Net Asset Value

         The net asset value of the Shares of the Fund is determined as of 12:00 noon, Eastern time on each Fund Business Day, by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) by the number of its shares outstanding at the time the determination is made. The portfolio securities of the Fund are valued at their amortized cost pursuant to Rule 2a-7 under the 1940 Act, certain requirements of which are summarized under "Additional Information on Investment Policies and Techniques." This method increases stability in valuation, but may result in periods during which the stated value of a portfolio security is higher or lower than the price the Fund would receive if the instrument were sold. It is anticipated that the net asset value of each share will remain constant at $1.00 and the Fund will employ specific investment policies and procedures to accomplish this result, although no assurance can be given that they will be able to do so on a continuing basis. These procedures include a review of the extent of any deviation of net asset value per share, based on available market rates, from the $1.00 amortized cost price per share, and consideration of certain actions before such deviation exceeds 1/2 of 1%. Income earned on the Fund's investments is accrued daily and the Net Income, as defined under "Distributions and Dividends" below, is declared each Fund Business Day as a dividend. See "Determination of Net Asset Value" in the Statement of Additional Information for further information regarding determination of net asset value and the procedures to be followed to stabilize the net asset value at $1.00 per share.

                           Distributions and Dividends

         The net income of the Vista Shares is determined each Fund Business Day (and on such other days as the Trustees deem necessary in order to comply with Rule 22c-1 under the 1940 Act). This determination is made once during each such day as of 12:00 noon, Eastern time. All the net income, as defined below, of the Vista Shares so determined is declared in shares as a dividend to shareholders of record at the time of such determination. Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly on or about the last business day of each month (or on such other date in each month as the shareholder's Shareholder Servicing Agent may designate as the dividend distribution date with respect to a particular shareholder). Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), dividends are distributed in the form of additional shares at the rate of one share (and fractions thereof) for each one dollar (and fractions thereof) of dividend income.

         For this purpose, the net income of the Vista Shares (from the time of the immediately preceding determination thereof) shall consist of all income accrued, including the accretion of discounts less the amortization of any premium on the portfolio assets of the Fund, less all actual and accrued expenses determined in accordance with generally accepted accounting principles. As noted above, securities are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act. This valuation method will continue to be used until such time as the Trustees determine that it does not constitute fair value for such purposes.

         Since the net income of the Vista Shares is declared as a dividend each time its net income is determined, the net asset value per share (i.e., the value of its net assets divided by the number of its shares outstanding) is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in his account.

         It is expected that the Vista Shares will have a positive net income at the time of each determination thereof. If for any reason the net income determined at any time is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to each such account. If, and to the extent that such negative amount exceeds such declared dividends at the end of the month, the number of outstanding shares will be reduced by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the account of such shareholder which represents his proportion of the amount of such excess. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his investment. Thus, the net asset value per share will be maintained at a constant $1.00.

       Distribution Plan and Distribution and Sub-Administration Agreement

         The Trustees have adopted a Distribution Plan ("Distribution Plan") in accordance with Rule 12b-1 under the 1940 Act, after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders.

         The Distribution Plan provides that the Fund shall pay distribution fees (the "Basic Distribution Fee"), including payments to the Distributor, at an annual rate not to exceed .10% of the average daily net assets for distribution services. Since the Basic Distribution Fee is not directly tied to its expenses, the amount of Basic Distribution Fees paid by each of the Vista Shares during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the Securities and Exchange Commission as being of the "compensation variety" (in contrast to
"reimbursement" arrangements such as those described in the next paragraph, by which a distributor's compensation is directly linked to its expenses). However, the Vista Shares are not liable for any distribution expenses incurred in excess of the Basic Distribution Fee paid.

         The Distribution and Sub-Administration Agreement dated ________, 1995 (the "Distribution Agreement") provides that the Distributor will act as the principal underwriter of the Fund's shares and bear the expenses of printing, distributing and filing prospectuses and statements of additional information and reports used for sales purposes, and of preparing and printing sales literature and advertisements not paid for by the Distribution Plan. In addition, the Distributor will provide certain sub-administration services, including providing officers, clerical staff and office space. The Distributor currently receives a fee for sub-administration from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets, on an annualized basis for the Fund's then-current fiscal year. Other funds which have investment objectives similar to those of the Fund, but which do not pay some or all of such fees from their assets, may offer a higher return, although investors would, in some cases, be required to pay a sales charge or a redemption fee.

         The Distributor has agreed to use a portion of its distribution and sub-administration fee to pay for certain expenses of the Fund incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. The Distributor may, from time to time, waive all or a portion of the fees payable to it by the Fund under the Distribution and Sub-Administration Agreement.

                                    Expenses

         The Fund intends to pay all of its pro rata share of expenses, including the compensation of the Trustees; all fees under its Distribution
Plan; governmental fees; interest charges; taxes; membership dues in the Investment Company Institute; fees and expenses of independent accountants, of legal counsel and of any transfer agent, Shareholder Servicing Agent, or dividend disbursing agent; expenses of redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing prospectuses, reports, notices, proxy statements and reports to shareholders and to governmental officers and commissions; expenses connected with the execution, recording and settlement of portfolio security transactions; insurance premiums; fees and expenses of the Custodian including safekeeping of funds and securities and maintaining required books and accounts; expenses of calculating the net asset values of the Vista Shares; expenses of shareholder meetings; and the advisory fees payable to the Adviser under the Investment Advisory Agreement, the administration fee payable to the Administrator under the Administration Agreement and the sub-administration fee payable to the Distributor under the Distribution and Sub-Administration Agreement. Expenses relating to the issuance, registration and qualification of shares of the Fund and the preparation, printing and mailing of prospectuses for such purposes are borne by the Fund except that the Distribution and Sub-Administration Agreement with the Distributor requires the Distributor to pay for prospectuses which are to be used for sales to prospective investors.

         Pursuant to offering multiple classes of shares, certain expenses of the Fund are borne by certain classes, either exclusively, or in a manner which approximates the proportionate value received by the Class as a result of the expense being incurred.

              Description of Shares, Voting Rights and Liabilities


         Mutual Fund Trust is an open-end, management investment company organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts in 1994. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each series or class generally vote separately, for example to approve an investment advisory agreement or distribution plan, but shares of all series and classes vote together, to the extent required under the 1940 Act, in the election or selection of Trustees and independent accountants.

         Shareholders of the Vista Shares bear the fees and expenses described in this Prospectus. Similarly, shareholders of the counterpart Premier Shares and Institutional Shares bear the fees and expenses described in the prospectus for such classes of Shares. The fees paid by the Vista Shares to the Distributor and Shareholder Servicing Agent under the distribution plan and shareholder servicing arrangements for distribution expenses and shareholder services provided to investors by the Distributor and Shareholder Servicing Agents are more than the respective fees paid under distribution plans and shareholder servicing arrangements adopted for its counterpart Premier Shares. Moreover, the Institutional Shares pay no fees under distribution plans or shareholder servicing arrangements. As a result, at any given time, the net yield on the Vista Shares will be approximately .10% to .25% lower then the yield on its counterpart Premier Shares and approximately .30% to .50% lower than the yield on the counterpart Institutional Shares. Standardized yield quotations will be computed separately for each class of shares of the Fund.

         The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of each series or class or of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. A Trustee of the Trust may, in accordance with certain rules of the Securities and Exchange Commission, be removed from office when the holders of record of not less than two-thirds of the outstanding shares either present a written declaration to the Funds' Custodian or vote in person or by proxy at a meeting called for this purpose. In addition, the Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of the outstanding shares of the Trust.

         Finally, the Trustees shall, in certain circumstances, give such shareholders access to a list of the names and addresses of all other shareholders or inform them of the number of shareholders and the cost of mailing their request. The Trust's Declaration of Trust provides that, at any meeting of shareholders, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of the same portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shareholders of each series or class would be entitled to share pro rata in the net assets of that series or class available for distribution to shareholders upon liquidation of that series or class.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

         The Code of Ethics of the Trust prohibits all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of a Fund's planned portfolio transactions. The objective of the Code of Ethics is to ensure that the operations of a Fund be carried out for the exclusive benefit of a Fund's shareholders. The Trust maintains careful monitoring of compliance with the Code of Ethics. See "General Information" in the Fund's Statement of Additional Information.


           SHAREHOLDER SERVICING AGENTS, TRANSFER AGENT AND CUSTODIAN

                          Shareholder Servicing Agents

         The shareholder servicing agreement with the Shareholder Servicing Agent provides that such Shareholder Servicing Agent will, as agent for its customers, perform various services, including but not limited to the following: answer customer inquiries regarding account status, history, the manner in which purchases and redemptions of shares may be effected for the Fund or class of shares as to which the Shareholder Servicing Agent is so acting and certain other matters pertaining to the Fund or class of shares; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of the Fund or class of shares, proxy statements, annual reports, updated prospectuses and other communications to shareholders; receive, tabulate and transmit to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund or class of shares; vote the outstanding shares of the Fund or class of shares whose shareholders do not transmit executed proxies or attend shareholder meetings in the same proportion as the votes cast by other shareholders of the Fund or class represented at the shareholder meeting and provide such other related services as the Fund or a shareholder may request. Shareholder Servicing Agents may be required to register pursuant to state securities law.

          For performing these services, the Shareholder Servicing Agent for the Vista Shares receives certain fees, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during the period, and the expenses incurred by such Shareholder Servicing Agent. The fees relating to acting as liaison to shareholders and providing personal services to shareholders will not exceed, on an annualized basis for the Fund's then-current fiscal year, .25% for the Vista Shares of the Fund, of the average daily net assets represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Each Shareholder Servicing Agent may, from time to time, voluntarily waive a portion of the fees payable to it. In addition, Chase may provide other related services to the Fund for which it may receive compensation.

         The Shareholder Servicing Agent, and its affiliates, agents and representatives acting as Shareholder Servicing Agents, may establish custodial investment accounts ("Accounts"), known as Chase Investment Accounts or by any other name designated by a Shareholder Servicing Agent. Through such Accounts, customers can purchase, exchange and redeem Fund shares, receive dividends and distributions on Fund investments, and take advantage of any services related to an Account offered by such Shareholder Servicing Agent from time to time. All Accounts and any related privileges or services shall be governed by the laws of the State of New York, without regard to its conflicts of laws provisions.

         The Glass-Steagall Act and other applicable laws generally prohibit federally chartered or supervised banks from publicly underwriting or distributing certain securities such as the Fund's shares. The Trust, on behalf of the Funds, will engage banks, including Chase and its affiliates, as Shareholder Servicing Agents only to perform advisory, custodian, administrative and shareholder servicing functions as described above. While the matter is not free from doubt, the management of the Trust believes that such laws should not preclude a bank, including a bank which acts as investment adviser, custodian or administrator, or in all such capacities for the Trust, from acting as a Shareholder Servicing Agent. However, possible future changes in federal law or administrative or judicial interpretations of current or future law, could prevent a bank from continuing to perform all or a part of its servicing activities. If that occurred, the bank's shareholder clients would be permitted to remain as shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and a shareholder serviced by such bank might no longer be able to avail himself of any automatic investment or other services then being provided by such bank. The Trust does not expect that shareholders would suffer any adverse financial consequences as a result of these occurrences.

                          Transfer Agent and Custodian

         DST Systems, Inc. ("DST") acts as transfer agent and dividend disbursing agent (the "Transfer Agent") for the Trust. In this capacity, DST maintains the account records of all shareholders in the Fund, including statement preparation and mailing. DST is also responsible for disbursing dividend and capital gain distributions to shareholders, whether taken in cash or additional shares. From time to time, DST and/or the Fund may contract with other entities to preform certain services for the Transfer Agent. For its services as Transfer Agent, DST receives such compensation as is from time to time agreed upon by the Trust and DST. DST's address is 127 W. 10th Street, Kansas City, MO 64105.

         Pursuant to a Custodian Agreement, Chase acts as the custodian of the assets of the Fund for which Chase receives compensation as is from time to time agreed upon by the Trust and Chase. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Fund's investments, maintaining books of original entry for portfolio and Fund accounting and other required books and accounts, and calculating the daily net asset value of shares of the Fund. Portfolio securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees. The internal division of Chase which serves as the Trust's Custodian does not determine the investment policies of the Fund or decide which securities will be bought or sold on behalf of the Fund or otherwise have access to or share material inside information with the internal division that performs advisory services for the Fund.

Tax Sheltered Retirement Plans

         Shares of the Fund are offered in connection with the following qualified prototype retirement plans: IRA, Rollover IRA, SEP-IRA, Profit-Sharing, and Money Purchase Pension Plans which can be adopted by self-employed persons ("Keogh") and by corporations, 401(k), and 403(b) Retirement Plans. Call or write the Transfer Agent for more information.


                        YIELD AND PERFORMANCE INFORMATION

         From time to time, the Vista Shares may use hypothetical investment examples and performance information in advertisements, shareholder reports or other communications to shareholders. Because such performance information is based on historical earnings, it should not be considered as an indication or representation of the performance of the Vista Shares in the future. From time to time, the yield of the Vista Shares, as a measure of its performance, may be quoted and compared to those of other mutual funds with similar investment objectives, unmanaged investment accounts, including savings accounts, or other similar products and to other relevant indices or to rankings prepared by independent services or other financial or industry publications, such as Lipper Analytical Services, Inc. or the Morningstar Mutual Funds on Disc, that monitor the performance of mutual funds. In addition, the yield of each of the Vista Shares may be compared to the Donoghue's Money Fund AveragesTM, compiled in the Donoghue's Money Fund Report(R), a widely recognized independent publication that monitors the performance of money market funds. Also, each of the Vista Shares' yield data may be reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature. The Vista Shares may, with proper authorization, reprint articles written about the Vista Shares and provide them to prospective shareholders.

         Vista Shares may provide its annualized "yield" and "effective yield" to current and prospective shareholders. The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period shall be stated in any advertisement or communication with a shareholder). This income is then "annualized", that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of investment. The "effective yield" is calculated similarly, but when annualized the income earned by the investment during that week is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

         Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yield of each of the Vista Shares will vary based on interest rates, the current market value of the securities held in the Fund's portfolio and changes in the Fund's and the Shares' expenses. The Adviser, the Administrator, the Distributor and each Shareholder Servicing Agent may voluntarily waive a portion of their fees on a month-to-month basis. In addition, the Distributor may assume a portion of the Fund's operating expenses on a month-to-month basis. These actions would have the effect of increasing the net income (and therefore the yield) of the Vista Shares during the period such waivers of fees or assumptions of expenses are in effect. These factors and possible differences in the methods used to calculate yields should be considered when comparing the Vista Shares' yields to those published for other money market funds and other investment vehicles. A Shareholder Servicing Agent may charge its customers direct fees in connection with an investment (see "Purchases and Redemptions of Shares-Purchases") which will have the effect of reducing the net return on the investment of customers of that Shareholder
Servicing Agent. Conversely, the Vista Shares are advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding the Shareholder Servicing Agent fees received (see "Purchases and Redemptions of Shares-Purchases"), which will have the effect of increasing the net return on the investment of customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their

Shareholder Servicing Agents quotations reflecting such increased return. See the Statement of Additional Information for further information concerning each of the Vista Shares' calculation of yield.

The Fund is the successor to the Hanover 100 % U.S. Treasury Securities Money Market Fund. The Fund may also quote historical performance of the Hanover 100 % U.S. Treasury Securities Money Market Fund.

                                OTHER INFORMATION

         The Statement of Additional Information contains more detailed information about the Trust and the Fund, including information related to (i) the Fund's investment policies and restrictions, (ii) risk factors associated with the Fund's policies and investments, (iii) the Trust's Trustees, officers and the Administrator, the Adviser and the Sub-Adviser, (iv) portfolio transactions and brokerage allocation, (v) the Fund's shares, including rights and liabilities of shareholders, and (vi) additional performance information, including the method used to calculate yield or total rate of return quotations of the Fund. The audited financial statements of the Predecessor Fund for its last fiscal year end is incorporated by reference in the Statement of Additional Information.

                                TABLE OF CONTENTS




Expense Summary.........................................................  3
Financial Highlights....................................................  5
Investment Objectives and Policies......................................  6
Additional Information on Investment Policies and Techniques...........   5
Management of the Fund ...................................................6
Purchases and Redemptions of Shares.....................................  8
Tax Matters............................................................. 12
Other Information Concerning Shares of the Fund......................... 14
Shareholder Servicing Agents, Transfer Agent and Custodian.............. 17
Yield and Performance Information....................................... 21
Other Information....................................................... 22

            VISTA(SM) 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

                 PREMIER SHARES PROSPECTUS -- ___________, 1996

         Mutual Fund Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on February 4, 1994, presently consisting of ___ separate series ("Funds"). Under a multi-class distribution system, the money market funds may be offered through three separate classes of shares (the "Shares"). The Premier Shares described in and offered pursuant to this Prospectus, which are offered only to institutional investors, are offered through the Vista 100% U.S. Treasury Securities Money Market Fund (the "Premier Shares"). The Institutional Shares of the Fund are also sold under a separate prospectus available only to qualified institutional investors making an initial investment of at least $1,000,000.

          THE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND'S (the "100% U.S. Treasury Fund" or the "Fund") investment objective is to seek maximum current income consistent with maximum safety of principal and maintenance of liquidity. The Fund seeks to achieve its objectives by investing solely in obligations issued by the U.S. Treasury, including U.S. Treasury bills, bonds and notes, which differ principally only in their interest rates, maturities and dates of issuance. The Fund does not purchase securities issued or guaranteed by agencies or instrumentalities of the U.S. Government, nor does it enter repurchase agreements. Because the Fund invests exclusively in direct Unites States Treasury Obligations, investors may benefit from income tax exclusions and exemptions that are available in certain states and localities.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          The Chase Manhattan Bank, N.A. ("Chase") is the investment adviser (the "Adviser"), custodian (the "Custodian"), administrator (the "Administrator") and Shareholder Servicing Agent for the 100% U.S. Treasury Fund. Chase Asset Management, Inc. is the investment sub-adviser ("CAM Inc." or the "Sub-Adviser") for the 100% U.S. Treasury Fund.

          Vista Broker-Dealer Services, Inc. ("VBDS" ) is the Fund's distributor (the "Distributor") and is unaffiliated with Chase. Investment in the Fund is subject to risk -- including possible loss of principal. Shares of the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank, N.A. or any of its affiliates and are not federally insured by, obligations of, or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

         An investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. Prospective investors should carefully consider the risks associated with an investment in the Fund. For a further discussion on the risks associated with an investment in the Fund, see "Investment Objectives and Policies" in this Prospectus. There can be no assurance that the Fund will achieve its investment objectives.

         The Premier Shares are continuously offered for sale without a sales load through VBDS, the Fund's distributor, only to institutional investors who are customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association with which the Trust has entered into a shareholder servicing agreement (collectively, "Shareholder Servicing Agents") or securities brokers or certain financial institutions which have entered into Selected Dealer Agreements with the Distributor. The Premier Shares have a distribution plan and may incur distribution expenses, at an annual rate, not to exceed a specified percentage of its average daily net assets. An investor should obtain from his Shareholder Servicing Agent, if applicable, and should read in conjunction with this Prospectus, the materials provided by the Shareholder Servicing Agent describing the procedures under which Premier Shares may be purchased and redeemed through such Shareholder Servicing Agent.

Shares may be redeemed by shareholders at the net asset value next determined on any Fund Business Day as hereinafter defined.

         This Prospectus sets forth concisely information concerning the Fund and its Premier Shares that a prospective investor ought to know before investing. A Statement of Additional Information for the Premier Shares dated __________, 1996 containing more detailed information about the Fund has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. An investor may obtain a copy of the Statement of Additional Information for the Premier Shares without charge by contacting the Distributor or the Shareholder Servicing Agent.

         Investors should read this Prospectus and retain it for future reference.

         For information about the Premier Shares, simply call the Vista Service Center at 1-800-34-VISTA.

                                 EXPENSE SUMMARY


The following table provides (i) a summary of the aggregate annual operating expenses of the Fund, as a percentage of average net assets of the Fund, and
(ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in shares of the Fund.

                                                                       Premier
                                                                        Shares
Annual Fund Operating Expenses
           (as a percentage of average net assets)
           Investment Advisory Fee.....................................  .10%
Rule 12b-1 Distribution Plan Fee ....................................... .00%
Administrative Fee ..................................................... .05%

Other Expenses
           Sub-Administration Fee......................................  .05%
           Shareholder Servicing Fee +.................................. .25%
           Other Operating Expenses++..................................  .10%

Total Fund Operating Expenses                                            .55%



Example:
You would pay the following expenses on a $1,000 investment in a Fund,  assuming
(1) 5% annual return and (2) redemption at the end of:
   1 year........................................$
   3 years.......................................$
   5 years.......................................$
   10 years......................................$


---------------
+ Shareholder Servicing Agents may provide various services to their customers and charge additional fees for these services. The Shareholder Servicing and Fund Servicing Fees include fees for activities in connection with serving as liaison for holders of Premier Shares and in providing personal services to such shareholders as well as other ministerial and servicing activities. Fees for the activities in connection with serving as liaison to, and providing personal services to, holders of Premier Shares will not exceed the NASD's maximum fee of 0.25% for these types of activities. The other ministerial and servicing activities provided for the Fund include: assisting in processing purchase and redemption transactions; transmitting and receiving funds in connection with purchase and redemption orders; preparing and providing periodic statements showing account balances; and preparing and transmitting proxy statements and other periodic reports and communications from the Trust to customers
++        A shareholder may incur a $10.00 charge for certain wire redemptions.

         The expense summary is intended to assist investors in understanding the various costs and expenses that a shareholder in the Premier Shares class of shares of the Fund will bear directly or indirectly. The expense summary shows the investment advisory fee, distribution fee, administrative fee, sub-administration fee and shareholder servicing agent fee expected to be incurred by the Premier Shares class of shares of the Fund.

         As a result of the distribution fees, long-term investors may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD"). A more complete description of the Premier Shares class of shares' expenses, including any fee waivers, is set forth herein.

         The "Example" set forth above should not be considered a representation of future expenses of Premier Shares of the Fund; actual expenses may be greater or less than those shown.

FINANCIAL HIGHLIGHTS

         The table set forth below provides selected per share data and ratios for one share outstanding throughout the period shown for The Hanover 100% U.S. Treasury Securities Money Market Fund, the predecessor to the Fund (the "Predecessor Fund"). This information is supplemented by financial statements and accompanying notes appearing in the Predecessor Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1994, which is incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the financial information set forth in the tables set forth below have been audited by KPMG Peat Marwick LLP, independent accountants, whose report thereon is also included in the Annual Report to Shareholders. Shareholders can obtain a copy of this report by contacting the Fund or their Shareholder Servicing Agent.

                                                           THE HANOVER 100% U.S. TREASURY FUND



                                                                              Year Ended November 30        Period Ended
                                                            1995       1994            1993         1992    November 30, 1994

NET ASSET VALUE BEGINNING OF PERIOD.......................  $        $1.000           $1.000        $1.000       $1.000
                                                                     ------           ------        ------       ------

Income from Investment Operations:
         Net Investment Income............................            0.033            0.026         0.033        0.021
                                                                      -----            -----         -----        -----

Less Distributions:
         Dividends from net investment income.............           (0.033)          (0.026)       (0.033)      (0.021)
                                                                     -------          -------       -------      -------

NET ASSET VALUE, END OF PERIOD............................  $        $1.000           $1.000        $1.000       $1.000
                                                                     ======           ======        ======       ======


TOTAL RETURN**............................................           3.32%            2.62%         3.33%        2.58%

Ratios/Supplemental Data
         Net Assets, End of Period (in thousands).........  $   $1,024,125       $873,631       $383,688      $141,875

         Ratio of Expenses to Average Net Assets++.........         0.59%           0.58%          0.55%        0.45%+

         Ratio of Net Investment Income to Average
           Net Assets++....................................         3.26%           2.58%          3.28%        5.02%+



----------------------

*        Commencement of operations July 1, 1991.
**       Total return computed for the period.
+        Annualized.
++ Ratios before effect of waivers were 0.62%, 0.61%, 0.67%, and 0.75% annualized, respectively.

                       INVESTMENT OBJECTIVES AND POLICIES

         The Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, the Fund uses the amortized cost method of valuing securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), certain requirements of which are summarized as follows. In accordance with Rule 2a-7, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Board of Trustees to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated only by one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees.

                  The Fund's investment objective is to seek maximum current income consistent with maximum safety of principal and maintenance of liquidity. The Fund seeks to achieve its objective by investing in obligations issued by the U.S. Treasury, including U.S. Treasury bills, bonds and notes, which differ principally only in their interest rates, maturities and dates of issuance. The Fund does not purchase securities issued or guaranteed by agencies or instrumentalities of the United States Government, nor does it enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less. Although the Fund seeks to be fully invested, at times it may hold uninvested cash reserves, which would adversely affect its yield.

                  Interest on United States Treasury obligations is exempt from state and local income taxes under federal law; the interest is not exempt from federal income tax. However, shareholders of the 100% U.S. Treasury Fund do not directly receive interest on United States Treasury obligations, but rather receive dividends from the 100% U.S. Treasury Fund that are derived from such interest. Although many states allow the character of the 100% U.S. Treasury Fund's income to pass through to its shareholders, certain states do not, so that distributions from the 100% U.S. Treasury Fund derived from interest that is exempt from state and local income taxes when received directly by a taxpayer may not be exempt from such taxes when earned as a dividend by a shareholder of the 100% U.S. Treasury Fund. Shareholders of the 100% U.S. Treasury Fund should consult their tax advisers as to state and local consequences of investment in the Fund.


          ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND TECHNIQUES

REVERSE REPURCHASE AGREEMENTS

         The Fund may enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act and are subject to the Fund's general limitations with respect to borrowing.

FIRM COMMITMENTS AND WHEN-ISSUED SECURITIES

         The Fund may purchase securities on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund will make commitments to purchase securities on a firm commitment basis only with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable.

         No income accrues to the purchase of a security on a firm commitment basis prior to delivery. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

         The Fund will establish a segregated account in which it will maintain assets in an amount at least equal in value to the Fund's commitments to purchase securities on a firm commitment basis. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

PORTFOLIO SECURITIES LENDING

                  Although the Fund does not anticipate engaging in such activity in the ordinary course of business, the Fund may lend portfolio securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed 30% of the value of its total assets. In connection with such loans, the Fund will receive collateral consisting of cash, cash equivalents, U.S. Government securities or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 102% of the current market value of the securities loaned plus accrued interest. The Fund can earn income through the investment of such collateral. The Fund continues to be entitled to the interest payable on a loaned security and, in addition, receive interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. The Fund might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with such Fund. The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by the Adviser or Sub-Adviser to be of good standing and will not be made unless, in the judgment of the investment Adviser or Sub-Adviser, the consideration to be earned from such loans justifies the risk.


         The foregoing investment policies and activities are not fundamental and may be changed by the Board of Trustees of the Trust without the approval of shareholders. For more detailed descriptions of certain of the Fund's investment activities, see "Investment Policies -- Additional Investment Activities" in the Statement of Additional Information.


                             MANAGEMENT OF THE FUND

Adviser

         The Chase Manhattan Bank, N.A. manages the assets of the Fund pursuant to an Investment Advisory Agreement, dated ________________. Subject to such policies as the Board of Trustees may determine, Chase makes investment decisions for the Fund. For its services under the Investment Advisory Agreements, Chase is entitled to receive an annual fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets. However, Chase may, from time to time, voluntarily waive all or a portion of its fees payable under the Investment Advisory Agreement.

         The Adviser, a wholly-owned subsidiary of The Chase Manhattan Corporation, a registered bank holding company, is a commercial bank offering a wide range of banking and investment services to customers throughout the United States and around the world. Its headquarters is at One Chase Manhattan Plaza, New York, NY 10081. The Adviser, including its predecessor organizations, has over 100 years of money management experience and renders investment advisory services to others. Also included among the Adviser's accounts are  commingled  trust  funds  and a broad  spectrum  of  individual  trust  and investment management portfolios. These accounts have varying investment objectives.

          Certain Relationships and Activities. Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Treasury obligations and are among the leading dealers of various types of U.S. Treasury obligations. Chase and its affiliates may sell U.S. Treasury obligations to, and purchase them from, other investment companies sponsored by the Distributor or affiliates of the Distributor. The Adviser will not invest any Fund assets in any U.S. Treasury obligations purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which the Adviser or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Treasury obligations available to be purchased on behalf of the Fund. The Adviser has informed the Fund that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of such Adviser or in the possession of any affiliate of such Adviser, including the division of Chase that performs services for the Trust as Custodian.
Shareholders of the Fund should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholders and their accounts.

         Under an investment advisory agreement between the Trust, on behalf of the Fund, and Chase, Chase may delegate a portion of its responsibilities to a sub-adviser. In addition, the investment advisory agreement provides that Chase may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of New Chase as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Chase.

Sub-Adviser

         Chase has entered into an investment sub-advisory agreement with its affiliate, CAM Inc., a registered investment adviser, on behalf of the Fund. The Sub-Adviser is a wholly-owned subsidiary of New Chase. Subject to the supervision and direction of the Adviser and the Board of Trustees, CAM Inc. provides investment subadvisory services to the Fund in accordance with the Fund's objectives and policies, makes investment decisions for the Fund and places orders to purchase and sell securities on behalf of the Fund. The Sub-Advisory Agreement provides that, as compensation for services, the Sub-Adviser receives, from the Adviser, a fee, computed and paid monthly based on the Fund's average daily net assets, on an annualized basis for the Fund's then-current fiscal year.
[DISCLOSURE ABOUT SUB-ADVISER TO COME]

Administrator

         Pursuant to an Administration Agreement, dated April 15, 1994 (the "Administration Agreement"), Chase serves as Administrator of the Trust. The Administrator provides certain administrative services, including, among other responsibilities, coordinating relationships with independent contractors and agents; preparing for signature by officers and filing of certain documents required for compliance with applicable laws and regulations excluding those of the securities laws of the various states; arranging for the maintenance of books and records; and providing office facilities necessary to carry out its duties. For these services and facilities, the Administrator is entitled to receive from the Fund a fee computed daily and paid monthly at an annual rate equal to 0.05% of the Fund's average daily net assets. However, the Administrator may, from time to time, voluntarily waive all or a portion of its fees payable under the Administration Agreement. The Administrator, pursuant to the terms of the Administration Agreement, shall not have any responsibility or authority for the Fund's investments, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

         Glass-Steagall Act. Chase has received the opinion of its legal counsel that it may provide the services described in the Investment Advisory and the Administration Agreements, as described above, and the Shareholder Servicing Agreements and Custodian Agreement described below without violating the federal banking law commonly known as the Glass-Steagall Act. The Act generally bars banks from publicly underwriting or distributing certain securities.

         Based on the advice of its counsel, Chase believes that the Court's decision, and these other decisions of federal banking regulators, permit it to serve as investment adviser to a registered, open-end investment company.

         Regarding the performance of shareholder servicing and custodial activities, the staff of the Office of the Comptroller of the Currency, which supervises national banks, has issued opinion letters stating that national banks may engage in shareholder servicing and custodial activities. Therefore, Chase believes, based on advice of its counsel, that it may serve as shareholder servicing agent to the Fund and render the services described in the shareholder servicing agreements, and Chase believes, based on advice of its counsel, that it may serve as Custodian to the Trust and render the services set forth in the Custodian Agreement, as appropriate, incidental national banking functions and as proper adjunct to its serving as investment adviser and administrator to the Fund.

         Industry practice and regulatory decisions also support a bank's authority to act as administrator for a registered investment company. Chase, on the advice of its counsel, believes that it may render the services described in its Administration Agreement without violating the Glass-Steagall Act or other applicable banking laws.

         Possible future changes in federal law or administrative or judicial interpretations of current or future law, however, could prevent Chase from continuing to perform investment advisory, shareholder servicing, custodian or other administrative services for the Fund. If that occurred, the Trust's Board of Trustees promptly would seek to obtain for the Fund the services of another qualified adviser, shareholder servicing agent, custodian or administrator, as necessary. Although no assurances can be given, the Trust believes that, if necessary, the switch to a new adviser, shareholder servicing agent, custodian or administrator could be accomplished without undue disruption to the Fund's operations.

         In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.

                       PURCHASES AND REDEMPTIONS OF SHARES

Purchases

         The Premier Shares are continuously offered for sale without a sales load at the net asset value next determined through Vista Broker-Dealer Services, Inc. after an order is received and accepted by a Shareholder Servicing Agent if it is transmitted prior to 12:00 noon, Eastern time on any business day during which the New York Stock Exchange and the Adviser are open for trading ("Fund Business Day"). (See "Other Information Concerning Shares of the Fund--Net Asset Value"). Orders for Premier Shares received and accepted prior to the above designated times will be entitled to all dividends declared on such day. The minimum initial purchase is $100,000. Shareholders must maintain a minimum account balance of $100,000 in the Premier Shares at all times. It is anticipated that the Premier Shares net asset value will remain constant at $1.00 per share and the Fund will employ specific investment policies and procedures to accomplish this result. Shares of the Fund are being offered exclusively to customers of a Shareholder Servicing Agent (i.e., a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with the Fund) or to customers of brokers or certain financial institutions which have entered into Selected Dealer Agreements with VBDS. An investor may purchase Vista Premier Shares by authorizing his Shareholder Servicing Agent, broker or financial institution to purchase such Shares on his behalf through the Distributor, which the Shareholder Servicing Agent, broker or financial institution must do on a timely basis. All share purchases must be paid for in U.S. dollars, and checks must be drawn on U.S. banks. In the event a check used to pay for shares purchased is not honored by the bank on which it is drawn, the purchase order will be cancelled and the shareholder will be liable for any losses or expenses incurred by the Fund or its agents.

          Shareholder Servicing Agents may offer services to their customers, including specialized procedures for the purchase and redemption of Premier Shares, such as pre-authorized or systematic purchase and redemption programs and "sweep" checking programs. Each Shareholder Servicing Agent may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, transaction fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the yield on the investment of customers of that Shareholder Servicing Agent. Conversely, certain Shareholder Servicing Agents may (although they are not required by the Fund to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding the fees for their services as Shareholder Servicing Agents (see "Shareholder Servicing Agents, Transfer Agent and Custodian - Shareholder Servicing Agents"), which will have the effect of increasing the yield on the investment of customers of that Shareholder Servicing Agent. Shareholder Servicing Agents may also increase or reduce the minimum dollar amount; required to invest in the Fund and waive any applicable holding periods.

         The Fund intends to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets. Accordingly, in order to make investments which will immediately generate income, the Fund must have federal funds available to it (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve Bank). Each Shareholder Servicing Agent has agreed to provide each of the Premier Shares with federal funds for each purchase at the time it transmits the order for such purchase to the Distributor. Therefore, each shareholder and prospective investor should be aware that if he does not have sufficient funds on deposit with, or otherwise immediately available to, his Shareholder Servicing Agent, there may be a delay in transmitting and effecting his purchase order since his Shareholder Servicing Agent will have to convert his check, bank draft, money order or similar negotiable instrument into federal funds prior to effecting the purchase order. In such case, the purchase order will be effected at the purchase price per share next determined after the conversion to federal funds has been accomplished. If such a delay is necessary, it is expected that in most cases it would not be longer than two business days.

         The Premier Shares reserves the right to cease offering shares for sale at any time, to reject any order for the purchase of shares and to cease offering any services provided by a Shareholder Servicing Agent. Fund shares will be maintained in book entry form, and no certificates representing shares owned will be issued to shareholders.

         For further information as to how to direct a Shareholder Servicing Agent to purchase shares of the Fund, an investor should contact his or her Shareholder Servicing Agent.

         Systematic Investment Plan. Shareholders may establish a monthly investment plan by which investments are automatically made to his/her Vista Fund account through Automatic Clearing House (ACH) deductions from a checking account. The minimum monthly investment through this plan is $100. Shareholders may choose either to have these investments made during the first or third week each month. Please note that your initial ACH transactions may take up to 10 days from the receipt of your request to be established.

         Shareholders electing to start this Systematic Investment Plan when opening an account should complete Section 8 of the account application. Current shareholders may begin a Systematic Investment Plan at any time by sending a signed letter with signature guarantee to the Vista Service Center, P.O. Box 419392, Kansas City, MO 64141-6492. The letter should contain your Vista Fund account number, the desired amount and cycle of the systematic investment, and must include a voided check from the checking account from which debits are to be made. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of the national securities exchange. Please note that notaries public cannot provide signature guarantees.

Redemptions

          Shareholders may redeem all or any portion of the shares in their account on any Fund Business Day at the net asset value next determined after a redemption request in proper form is furnished by the shareholder to his Shareholder Servicing Agent and transmitted by it to and received by a Fund's Transfer Agent. Therefore, redemptions will be effected on the same day the redemption order is received only if such order is received prior to 12:00 noon, Eastern time on any Fund Business Day. Shares which are redeemed earn dividends up to an including the day prior to the day the redemption is effected. The proceeds of a redemption will be paid in federal funds normally on the Fund Business Day the redemption is effected, but in any event within seven days. The forwarding or proceeds from redemption of shares which were recently purchased by check may be delayed until the purchase check has cleared, which may take up to fifteen days. A shareholder who is a customer of a Shareholder Servicing
Agent may redeem his Premier Shares by authorizing his Shareholder Servicing Agent or its agent to redeem such shares, which the Shareholder Servicing Agent or its agent must do on a timely basis. The signature of both shareholders is required for any written redemption requests (other than those by check) from a joint account. In addition, a redemption request may be deferred for up to 15 calendar days if the Transfer Agent has been notified of a change in either the address or the bank account registration previously listed in the Fund records. The value of shares of the Fund redeemed may be more or less than the shareholder's cost, depending on portfolio performance during the period the shareholder owned his shares. Redemption of shares are taxable events on which the shareholder may recognize a gain or loss. Although the Fund generally retains the right to pay the redemption price of shares in kind with securities (instead of cash), the Trust has filed an election under Rule 18f-1 under the Investment Company Act of 1940, as amended (the "1940 Act") committing to pay in cash all redemptions by a shareholder of record up to the amounts specified in the rule (approximately $250,000).

         The payment of redemption requests may be wired or mailed directly to a previously designated domestic commercial bank account. However, all telephone redemption requests in excess of $25,000 will be wired directly to such previously designated bank account, for the protection of shareholders. Normally, redemption payments will be transmitted on the next business day following receipt of the request (provided it is made prior to 12:00 noon, Eastern time. Redemption payments requested by telephone may not be available in a previously designated bank account for up to four days. If no share certificates have been issued, a wire redemption may be requested by telephone or wire to the Vista Service Center. For telephone redemptions, call the Vista Service Center at (800) 34-VISTA.

         The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

         Automatic Redemption Plan. A shareholder owning $10,000 or more of the shares of a Fund as determined by the then current net asset value may provide for the payment monthly or quarterly of any requested dollar amount (subject to limits) from his account to his order. A sufficient number of full and fractional shares will be redeemed so that the designated payment is received on approximately the 1st or 15th day of the month following the end of the selected payment period.

Exchange Privileges

         Shareholders of the Premier Shares of the Fund may exchange at relative net asset value among the Premier Shares offered by Vista's other money market funds, and may exchange at relative net asset value plus any applicable sales charges among certain classes of shares of portfolios of Mutual Fund Group
("MFG"), an affiliated investment company, of which Chase is the advisor and VBDS is the distributor, in accordance with the terms of the then-current prospectus of the Fund being acquired. The prospectus of the Vista Fund into which shares are being exchanged should be read carefully prior to any exchange and retained for future reference. With respect to exchanges into a fund which charges a front-end sales charge, such sales charge will not be applicable if the shareholder previously acquired his Premier Shares by exchange from such fund. Under the Exchange Privilege, Shares of a Fund may be exchanged for shares of other funds of the Trust or MFG only if those Funds are registered in the states where the exchange may legally be made. In addition, the account registration for the Vista Fund (whether a Fund of the Trust or MFG) into which shares of the Fund are being exchanged must be identical to that of the account registration for the Fund from which shares are being redeemed. Any such exchange may create a gain or loss to be recognized for Federal income tax purposes. Normally, shares of the Fund to be acquired are purchased on the Redemption Date, but such purchase may be delayed by either fund up to five business days if the fund determines that it would be disadvantaged by an immediate transfer of the proceeds. This privilege my be amended or terminated at any time without notice. Arrangements have been made for the acceptance of instructions by telephone to exchange shares if certain pre-authorizations or indemnifications are accepted and on file. Further information and telephone exchange forms are available from Vista Service Center.

General

          The Fund has established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Fund's Transfer Agent may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in this Prospectus are not available until a completed and signed account application has been received by the Fund's Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in section 6 of the Account Application. To provide evidence of telephone instructions, the Transfer Agent will record telephone conversations with shareholders. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event the Fund does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions.

         Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agents are authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to the Fund in writing. Shareholders agree to release and hold harmless the Fund, the Adviser, the Administrator, any Shareholder Servicing Agent or sub-agent and broker-dealer, and the officers, directors, employees and agents thereof against any claim, liability, loss, damage and expense for any act or failure to act in connection with Fund shares, any related investment account, any privileges or services selected in connection with such investment account, or any written or oral instructions or requests with respect thereto, or any written or oral instructions or requests from someone claiming to be a shareholder if the Fund or any of the above-described parties follow instructions which they reasonably believe to be genuine and act in good faith by complying with the reasonable procedures that have been established for Fund accounts and services.

         Shareholders purchasing their shares through a Shareholder Servicing Agent may not assign, transfer or pledge any rights or interest in any Fund shares or any investment account established with a Shareholder Servicing Agent to any other person without the prior written consent of such Shareholder Servicing Agent, and any attempted assignment, transfer or pledge without such consent may be disregarded.

         The Fund may also establish and revise, from time to time, account minimums and transactions or amount restrictions on purchases, exchanges, redemptions, checkwriting services, or other transactions permitted in connection with shareholder accounts. The Fund may also require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in the bank account specified in the Bank Account Registration, or for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund. The Fund may refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. .

                                   TAX MATTERS

         The following discussion is addressed primarily to individual investors and is for general information only. A prospective investor, including a corporate investor, should also review the more detailed discussion of federal income tax considerations that is contained in the Statement of Additional Information. In addition, each prospective investor should consult with his own tax advisers as to the tax consequences of an investment in the Fund, including the status of distributions from the Fund in his own state and locality.

         The Fund intends to qualify each year and elect to be treated as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund is treated as a "regulated investment company" and all its taxable income, if any, is distributed to its shareholders in accordance with the timing requirements imposed by the Code, it will not be subject to federal income tax on amounts so distributed. If for any taxable year the Fund does not qualify for the treatment as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to its shareholders, and such distributions to shareholders will be taxable to the extent of the Fund's current and accumulated earnings and profits.

         The Trust is organized as a Massachusetts business trust and, under current law, is not liable for any income or franchise tax in the Commonwealth of Massachusetts as long as the Fund (and each other series of the Trust) qualifies as a regulated investment company under the Code.

         Distributions by the Fund of its taxable ordinary income (net of expenses) and the excess, if any, of its net short-term capital gain over its net long-term capital loss are generally taxable to shareholders as ordinary income. Such distributions are treated as dividends for federal income tax purposes, but do not qualify for the dividends-received deduction for corporations. Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time a shareholder has held his shares. The Fund will seek to avoid recognition of capital gains.

         Distributions to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of a Fund. In general, distributions by a Fund are taken into account by shareholders in the year in which they are made. However, certain distributions made during January will be treated as having been paid by the Fund and received by the shareholders on December 31 of the preceding year. A statement setting forth the federal income tax status of all distributions made (or deemed made) during the fiscal year, including any portions which constitute ordinary income dividends, capital gain dividends and exempt-interest dividends, will be sent to the Fund's shareholders promptly after the end of each year.

         Under the backup withholding rules of the Code, certain shareholders may be subject to 31% withholding of federal income tax on distributions and redemption payments made by the Fund. Generally, shareholders are subject to backup withholding if they have not provided the Fund with a correct taxpayer identification number and certain required certifications.

         Shareholders of the Fund will be subject to federal income tax on the ordinary income dividends and any capital gain dividends from the Fund and may also be subject to state and local taxes. The laws of some states and localities, however, exempt from some taxes dividends such as those paid on shares of the U.S. Government Fund to the extent such dividends are attributable to interest on obligations of the and certain of its agencies and instrumentalities. The Fund intends to advise its shareholders of the proportion of their ordinary income dividends which are attributable to such interest.

         The State of New York, for example, exempts from its personal income tax dividends such as those paid on shares of the Fund to the extent such dividends are attributable to interest from obligations of the U.S. Government and certain of its agencies and instrumentalities, provided that at least 50% of the Fund's portfolio consists of such obligations and the Fund complies with certain notice requirements. The New York State Department of Taxation and Finance (like most other states) currently takes the position, however, that certain obligations backed by the full faith and credit of the U.S. Treasury, such as GNMA Certificates and repurchase agreements backed by any U.S.
Government obligation, do not constitute exempt obligations of the U.S. Government. (UNDER PRESENT MARKET CONDITIONS, IT IS EXPECTED THAT LESS THAN 50% OF THE FUND'S PORTFOLIO WILL CONSIST OF OBLIGATIONS WHICH THE NEW YORK STATE DEPARTMENT OF TAXATION AND FINANCE VIEWS AS EXEMPT. ACCORDINGLY, IT IS LIKELY THAT NO PORTION OF THE DIVIDENDS PAID ON SHARES OF THE FUND WILL BE EXEMPT FROM NEW YORK STATE PERSONAL INCOME TAX.)

         Shareholders are urged to consult their tax advisers regarding the possible exclusion from state and local income tax of a portion of the dividends paid on shares of the Fund which is attributable to interest from obligations of the U.S. Government and its agencies and instrumentalities


                 OTHER INFORMATION CONCERNING SHARES OF THE FUND

Net Asset Value

          The net asset value of the Shares of the Fund is determined as of 12:00 noon, Eastern time on each Fund Business Day, by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) by the number of its shares outstanding at the time the determination is made. The portfolio securities of the Fund are valued at their amortized cost pursuant to Rule 2a-7 under the 1940 Act, certain requirements of which are summarized under "Additional Information on Investment Policies and Techniques." This method increases stability in valuation, but may result in periods during which the stated value of a portfolio security is higher or lower than the price the Fund would receive if the instrument were sold. It is anticipated that the net asset value of each share will remain constant at $1.00 and the Fund will employ specific investment policies and procedures to accomplish this result, although no assurance can be given that they will be able to do so on a continuing basis. These procedures include a review of the extent of any deviation of net asset value per share, based on available market rates, from the $1.00 amortized cost price per share, and consideration of certain actions before such deviation exceeds 1/2 of 1%. Income earned on the Fund's investments is accrued daily and the Net Income, as defined under "Distributions and Dividends" below, is declared each Fund Business Day as a dividend. See "Determination of Net Asset Value" in the Statement of Additional Information for further information regarding determination of net asset value and the procedures to be followed to stabilize the net asset value at $1.00 per share.

Distributions and Dividends

         The net income of the Premier Shares is determined each Fund Business Day (and on such other days as the Trustees deem necessary in order to comply with Rule 22c-1 under the 1940 Act). This determination is made once during each such day as of 12:00 noon, Eastern time. All the net income, as defined below, of the Premier Shares so determined is declared in shares as a dividend to shareholders of record at the time of such determination. Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly on or about the last business day of each month (or on such other date in each month as the shareholder's Shareholder Servicing Agent may designate as the dividend distribution date with respect to a particular shareholder). Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), dividends are distributed in the form of additional shares at the rate of one share (and fractions thereof) for each one dollar (and fractions thereof) of dividend income.

         For this purpose, the net income of the Premier Shares (from the time of the immediately preceding determination thereof) shall consist of all income accrued, including the accretion of discounts less the amortization of any premium on the portfolio assets of the Fund, less all actual and accrued expenses determined in accordance with generally accepted accounting principles. As noted above, securities are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act. This valuation method will continue to be used until such time as the Trustees determine that it does not constitute fair value for such purposes.

         Since the net income of the Premier Shares is declared as a dividend each time its net income is determined, the net asset value per share (i.e., the value of its net assets divided by the number of its shares outstanding) is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in his account.

         It is expected that the Premier Shares will have a positive net income at the time of each determination thereof. If for any reason the net income determined at any time is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to each such account. If, and to the extent that such negative amount exceeds such declared dividends at the end of the month, the number of outstanding shares will be reduced by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the account of such shareholder which represents his proportion of the amount of such excess. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his investment. Thus, the net asset value per share will be maintained at a constant $1.00.

Distribution and Sub-Administration Agreement

          The Distribution and Sub-Administration Agreement dated __________, 1996, for the Fund (the "Distribution Agreement") provides that the Distributor will act as the principal underwriter of shares of the Fund and bear the expenses of printing, distributing and filing prospectuses and statements of additional information and reports used for sales purposes, and of preparing and printing sales literature and advertisements. In addition, the Distributor will provide certain sub-administration services, including providing officers, clerical staff and office space. While there is no sales load, the Distributor receives a fee from the Fund at an annual rate equal to 0.05% of each Fund's average daily net assets, on an annualized basis for the Fund's then-current fiscal year. Other funds which have investment objectives similar to those of the Fund, but which do not pay some or all of such fees from their assets, may offer a higher return, although investors would, in some cases, be required to pay a sales charge or a redemption fee.

         The Distributor has agreed to use a portion of its distribution and sub-administration fee to pay for certain expenses incurred in connection with organizing new series or classes of the Trust and certain other ongoing expenses of the Trust.

Expenses

         The Fund intends to pay all of its pro rata share of expenses, including the compensation of the Trustees; governmental fees; interest charges; taxes; membership dues in the Investment Company Institute; fees and expenses of independent accountants, of legal counsel and of any transfer agent, Shareholder Servicing Agent, or dividend disbursing agent; expenses of redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing prospectuses, reports, notices, proxy statements and reports to shareholders and to governmental officers and commissions; expenses connected with the execution, recording and settlement of portfolio security transactions; insurance premiums; fees and expenses of the Custodian including safekeeping of funds and securities and maintaining required books and accounts; expenses of calculating the net asset values of the Premier Shares; expenses of shareholder meetings; and the advisory fees payable to the Adviser under the Investment Advisory Agreement, the administration fee payable to the Administrator under the Administration Agreement and the sub-administration fee payable to the Distributor under the Distribution and Sub-Administration Agreement. Expenses relating to the issuance, registration and qualification of shares of the Fund and the preparation, printing and mailing of prospectuses for such purposes are borne by the Fund except that the Distribution and Sub-Administration Agreement with the Distributor requires the Distributor to pay for prospectuses which are to be used for sales to prospective investors.

         Pursuant to offering multiple classes of shares, certain expenses of the Fund are borne by certain classes, either exclusively, or in a manner which approximates the proportionate value received by the Class as a result of the expense being incurred.

Description of Shares, Voting Rights and Liabilities

         Mutual Fund Trust is an open-end, management investment company organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts in 1994. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each series or class generally vote separately, for example to approve an investment advisory agreement or distribution plan, but shares of all series and classes vote together, to the extent required under the 1940 Act, in the election or selection of Trustees and independent accountants.

         Shareholders of the Premier Shares bear the fees and expenses described in this Prospectus. Similarly, shareholders of the counterpart Vista Shares and Institutional Shares bear the fees and expenses described in the prospectus for such classes of Shares. The fees paid by the Premier Shares to the Distributor and Shareholder Servicing Agent under the distribution plan and shareholder servicing arrangements for distribution expenses and shareholder services provided to institutional investors by the Shareholder Servicing Agents are less than the respective fees paid under distribution plans and shareholder servicing arrangements adopted for its counterpart Vista Shares. However, the Institutional Shares pay no fees under distribution plans or shareholder servicing arrangements. [As a result, at any given time, the net yield on the Premier Shares will be approximately .10% to .25% higher than the yield on its counterpart Vista Shares and approximately .18% to .28% lower than the yield on the counterpart Institutional Shares.] Standardized yield quotations will be computed separately for each class of shares of the Fund.

         The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of each series or class or of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. A Trustee of the Trust may, in accordance with certain rules of the Securities and Exchange Commission, be removed from office when the holders of record of not less than two-thirds of the outstanding shares either present a written declaration to the Funds' Custodian or vote in person or by proxy at a meeting called for this purpose. In addition, the Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of the outstanding shares of the Trust.

         Finally, the Trustees shall, in certain circumstances, give such shareholders access to a list of the names and addresses of all other shareholders or inform them of the number of shareholders and the cost of mailing their request. The Trust's Declaration of Trust provides that, at any meeting of shareholders, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of the same portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shareholders of each series or class would be entitled to share pro rata in the net assets of that series or class available for distribution to shareholders upon liquidation of that series or class.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

         The Code of Ethics of the Trust prohibits all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of a Fund's planned portfolio transactions. The objective of the Code of Ethics is to ensure that the operations of a Fund be carried out for the exclusive benefit of a Fund's shareholders. The Trust maintains careful monitoring of compliance with the Code of Ethics. See "General Information" in the Fund's Statement of Additional Information.


           SHAREHOLDER SERVICING AGENTS, TRANSFER AGENT AND CUSTODIAN

Shareholder Servicing Agents

         The shareholder servicing agreement with the Shareholder Servicing Agent provides that such Shareholder Servicing Agent will, as agent for its customers, perform various services, including but not limited to the following: answer customer inquiries regarding account status, history, the manner in which purchases and redemptions of shares may be effected for the Fund or class of shares as to which the Shareholder Servicing Agent is so acting and certain other matters pertaining to the Fund or class of shares; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholderdesignated accounts; furnish (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of the Fund or class of shares, proxy statements, annual reports, updated prospectuses and other communications to shareholders; receive, tabulate and transmit to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund or class of shares; vote the outstanding shares of the Fund or class of shares whose shareholders do not transmit executed proxies or attend shareholder meetings in the same proportion as the votes cast by other shareholders of the Fund or class represented at the shareholder meeting and provide such other related services as the Fund or a shareholder may request. Shareholder Servicing Agents may be required to register pursuant to state securities law.

          For performing these services, the Shareholder Servicing Agent for the Premier Shares receives certain fees, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during the period, and the expenses incurred by such Shareholder Servicing Agent. The fees relating to acting as liaison to shareholders and providing personal services to shareholders will not exceed, on an annualized basis for the Fund's then-current fiscal year, .25% for the Premier Shares of the Fund, of the average daily net assets represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Each Shareholder Servicing Agent may, from time to time, voluntarily waive a portion of the fees payable to it. In addition, Chase may provide other related services to the Fund for which it may receive compensation.

         The Shareholder Servicing Agent, and its affiliates, agents and representatives acting as Shareholder Servicing Agents, may establish custodial investment accounts ("Accounts"), known as Chase Investment Accounts or by any other name designated by a Shareholder Servicing Agent. Through such Accounts, customers can purchase, exchange and redeem Fund shares, receive dividends and distributions on Fund investments, and take advantage of any services related to an Account offered by such Shareholder Servicing

Agent from time to time. All Accounts and any related privileges or services shall be governed by the laws of the State of New York, without regard to its conflicts of laws provisions.

         The Glass-Steagall Act and other applicable laws generally prohibit federally chartered or supervised banks from publicly underwriting or distributing certain securities such as the Fund's shares. The Trust, on behalf of the Funds, will engage banks, including Chase and its affiliates, as Shareholder Servicing Agents only to perform advisory, custodian, administrative and shareholder servicing functions as described above. While the matter is not free from doubt, the management of the Trust believes that such laws should not preclude a bank, including a bank which acts as investment adviser, custodian or administrator, or in all such capacities for the Trust, from acting as a Shareholder Servicing Agent. However, possible future changes in federal law or administrative or judicial interpretations of current or future law, could prevent a bank from continuing to perform all or a part of its servicing activities. If that occurred, the bank's shareholder clients would be permitted to remain as shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and a shareholder serviced by such bank might no longer be able to avail himself of any automatic investment or other services then being provided by such bank. The Trust does not expect that shareholders would suffer any adverse financial consequences as a result of these occurrences.

Transfer Agent and Custodian

         DST Systems, Inc. ("DST") acts as transfer agent and dividend disbursing agent (the "Transfer Agent") for the Trust. In this capacity, DST maintains the account records of all shareholders in the Fund, including statement preparation and mailing. DST is also responsible for disbursing dividend and capital gain distributions to shareholders, whether taken in cash or additional shares. From time to time, DST and/or the Fund may contract with other entities to perform certain services for the Transfer Agent. For its services as Transfer Agent, DST receives such compensation as is from time to time agreed upon by the Trust and DST. DST's address is 127 W. 10th Street, Kansas City, MO 64105.

         Pursuant to a Custodian Agreement, Chase acts as the custodian of the assets of the Fund for which Chase receives compensation as is from time to time agreed upon by the Trust and Chase. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Fund's investments, maintaining books of original entry for portfolio and Fund accounting and other required books and accounts, and calculating the daily net asset value of shares of the Fund. Portfolio securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees. The internal division of Chase which serves as the Trust's Custodian does not determine the investment policies of the Fund or decide which securities will be bought or sold on behalf of the

Fund or otherwise have access to or share material inside information with the internal division that performs advisory services for the Fund.

Tax Sheltered Retirement Plans

         Shares of the Fund are offered in connection with the following qualified prototype retirement plans: IRA, Rollover IRA, SEP-IRA, Profit-Sharing, and Money Purchase Pension Plans which can be adopted by self-employed persons ("Keogh") and by corporations, 401(k), and 403(b) Retirement Plans. Call or write the Transfer Agent for more information.


                        YIELD AND PERFORMANCE INFORMATION

         From time to time, the Premier Shares may use hypothetical investment examples and performance information in advertisements, shareholder reports or other communications to shareholders. Because such performance information is based on historical earnings, it should not be considered as an indication or representation of the performance of the Premier Shares in the future. From time to time, the yield of the Premier Shares, as a measure of its performance, may be quoted and compared to those of other mutual funds with similar investment objectives, unmanaged investment accounts, including savings accounts, or other similar products and to other relevant indices or to rankings prepared by independent services or other financial or industry publications, such as Lipper Analytical Services, Inc. or the Morningstar Mutual Funds on Disc, that monitor the performance of mutual funds. In addition, the yield of each of the Premier Shares may be compared to the Donoghue's Money Fund AveragesTM, compiled in the Donoghue's Money Fund Report(R), a widely recognized independent publication that monitors the performance of money market funds.
Also, each of the Premier Shares' yield data may be reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature. The Premier Shares may, with proper authorization, reprint articles written about the Premier Shares and provide them to prospective shareholders.

         Premier Shares may provide its annualized "yield" and "effective yield" to current and prospective shareholders. The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period shall be stated in any advertisement or communication with a shareholder). This income is then "annualized", that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of investment. The "effective yield" is calculated similarly, but when annualized the income earned by the investment during that week is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

         Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yield of each of the Premier Shares will vary based on interest rates, the current market value of the securities held in the Fund's portfolio and changes in the Fund's and the Shares' expenses. The Adviser, the Administrator, the Distributor and each Shareholder Servicing Agent may voluntarily waive a portion of their fees on a month-to-month basis. In addition, the Distributor may assume a portion of the Fund's operating expenses on a month-to-month basis. These actions would have the effect of increasing the net income (and therefore the yield) of the Premier Shares during the period such waivers of fees or assumptions of expenses are in effect. These factors and possible differences in the methods used to calculate yields should be considered when comparing the Premier Shares' yields to those published for other money market funds and other investment vehicles. A Shareholder Servicing Agent may charge its customers direct fees in connection with an investment (see "Purchases and Redemptions of SharesPurchases") which will have the effect of reducing the net return on the investment of customers of that Shareholder Servicing Agent. Conversely, the Premier Shares are advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding the Shareholder Servicing Agent fees received (see "Purchases and Redemptions of Shares-Purchases"), which will have the effect of increasing the net return on the investment of customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agents quotations reflecting such increased return. See the Statement of Additional Information for further information concerning each of the Premier Shares' calculation of yield.


The Fund is the successor to the Hanover 100% U.S. Treasury Securities Money Market Fund. The Fund may also quote historical performance of the Hanover 100% U.S. Treasury Securities Money Market Fund.

                                OTHER INFORMATION

         The Statement of Additional Information contains more detailed information about the Trust and the Fund, including information related to (i) the Fund's investment policies and restrictions, (ii) risk factors associated with the Fund's policies and investments, (iii) the Trust's Trustees, officers and the Administrator, the Adviser and the SubAdviser, (iv) portfolio transactions and brokerage allocation, (v) the Fund's shares, including rights and liabilities of shareholders, and (vi) additional performance information, including the method used to calculate yield or total rate of return quotations of the Fund. The audited financial statements of the Predecessor Fund for its last fiscal year end is incorporated by reference in the Statement of Additional Information.

                                TABLE OF CONTENTS




Expense Summary......................................................  3
Financial Highlights.................................................  5
Investment Objectives and Policies...................................  6
Management of the Fund..............................................   6
Purchases and Redemptions of Shares..................................  8
Tax Matters.......................................................... 12
Other Information Concerning Shares of the Fund...................... 14
Shareholder Servicing Agents, Transfer Agent and Custodian........... 17
Additional Information on Investment Policies and Techniques......... 19
Yield and Performance Information.................................... 21
Other Information.................................................... 22

            VISTA(SM) 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

              INSTITUTIONAL SHARES PROSPECTUS -- ___________, 1996

         Mutual Fund Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on February 4, 1994, presently consisting of ___ separate series ("Funds"). Under a multi-class distribution system, the money market funds may be offered through three separate classes of shares (the "Shares"). The Institutional Shares described in and offered pursuant to this Prospectus, which are offered only to qualified institutional investors making an initial minimum investment of $1,000,000, are offered through the Vista 100% U.S. Treasury Securities Money Market Fund (the "Institutional Shares"). The Premier Shares of the Fund are offered only to institutional clients and are sold under a separate prospectus.

         THE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND'S (the "100% U.S. Treasury Fund" or the "Fund") investment objective is to seek maximum current income consistent with maximum safety of principal and maintenance of liquidity. The Fund seeks to achieve its objectives by investing solely in obligations issued by the U.S. Treasury, including U.S. Treasury bills, bonds and notes, which differ principally only in their interest rates, maturities and dates of issuance. The Fund does not purchase securities issued or guaranteed by agencies or instrumentalities of the U.S. Government, nor does it enter repurchase agreements. Because the Fund invests exclusively in direct Unites States Treasury Obligations, investors may benefit from income tax exclusions and exemptions that are available in certain states and localities.


         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          The Chase Manhattan Bank, N.A. ("Chase") is the investment adviser (the "Adviser"), custodian (the "Custodian"), administrator (the "Administrator") and Shareholder Servicing Agent for the 100% U.S. Treasury Fund. Chase Asset Management, Inc. is the investment sub-adviser ("CAM Inc." or the "Sub-Adviser") for the 100% U.S. Treasury Fund.

          Vista Broker-Dealer Services, Inc. ("VBDS") is the Fund's distributor (the "Distributor") and is unaffiliated with Chase. Investment in the Fund is subject to risk -- including possible loss of principal. Shares of the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank, N.A. or any of its affiliates and are not federally insured by, obligations of, or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

         An investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. Prospective investors should carefully consider the risks associated with an investment in the Fund. For a further discussion on the risks associated with an investment in the Fund, see "Investment Objectives and Policies" in this Prospectus. There can be no assurance that the Fund will achieve its investment objectives.

         The Institutional Shares are continuously offered for sale without a sales load through VBDS only to qualified institutional investors that make an initial investment of $1,000,000. Shares may be redeemed by shareholders at the net asset value next determined on any Fund Business Day as hereinafter defined.

         This Prospectus sets forth concisely information concerning the Fund and its Institutional Shares that a prospective investor ought to know before investing. A Statement of Additional Information for the Institutional Shares, dated _____________, 1996, containing more detailed information about the Fund has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. An investor may obtain a copy of the Statement of Additional Information for the Institutional Shares without charge by contacting the Fund.

         Investors should read this Prospectus and retain it for future reference.

         For information about the Institutional Shares, simply call the Vista Service Center at 1-800-34-VISTA.


                                 EXPENSE SUMMARY

The following table provides (i) a summary of the aggregate annual operating expenses of the Fund, as a percentage of average net assets of the Fund, and
(ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in shares of the Fund.

                                                            Institutional
                                                                 Shares
Annual Fund Operating Expenses
   (as a percentage of average net assets)
   Investment Advisory Fee....................................     .10%
Rule 12b-1 Distribution Plan Fee..............................     .00%
Administrative Fee............................................     .05%

Other Expenses
   Sub-Administration Fee.....................................     .05%
   Servicing Fee +............................................     .00%
   Other Operating Expenses++.................................     .07%

Total Fund Operating Expenses                                      .27%



Example:
You would pay the following expenses on a $1,000 investment in a Fund,  assuming
(1) 5% annual return and (2) redemption at the end of:
   1 year........................................$
   3 years.......................................$
   5 years.......................................$
   10 years......................................$


---------------
++       A shareholder may incur a $10.00 charge for certain wire redemptions.

         The expense summary is intended to assist investors in understanding the various costs and expenses that a shareholder in the Institutional Shares class of shares of the Fund will bear directly or indirectly. The expense summary shows the investment advisory fee, distribution fee, administrative fee, sub-administration fee and shareholder servicing agent fee expected to be incurred by the Institutional Shares class of shares of the Fund.

         The "Example" set forth above should not be considered a representation of future expenses of Institutional Shares of the Fund; actual expenses may be greater or less than those shown.

FINANCIAL HIGHLIGHTS

         The table set forth below provides selected per share data and ratios for one share outstanding throughout the period shown for The Hanover 100% U.S. Treasury Securities Money Market Fund, the predecessor to the Fund (the "Predecessor Fund"). This information is supplemented by financial statements and accompanying notes appearing in the Predecessor Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1994 which is incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the financial information set forth in the tables set forth below have been audited by KPMG Peat Marwick LLP, independent accountants, whose report thereon is also included in the Annual Report to Shareholders. Shareholders can obtain a copy of this report by contacting the Fund or their Shareholder Servicing Agent.

                                                           THE HANOVER 100% U.S. TREASURY FUND



                                                                              Year Ended November 30        Period Ended
                                                            1995       1994            1993         1992    November 30, 1994

NET ASSET VALUE BEGINNING OF PERIOD.......................  $        $1.000           $1.000        $1.000       $1.000
                                                                     ------           ------        ------       ------

Income from Investment Operations:
         Net Investment Income............................            0.033            0.026         0.033        0.021
                                                                      -----            -----         -----        -----

Less Distributions:
         Dividends from net investment income.............           (0.033)          (0.026)       (0.033)      (0.021)
                                                                     -------          -------       -------      -------

NET ASSET VALUE, END OF PERIOD............................  $        $1.000           $1.000        $1.000       $1.000
                                                                     ======           ======        ======       ======


TOTAL RETURN**............................................           3.32%            2.62%         3.33%        2.58%

Ratios/Supplemental Data
         Net Assets, End of Period (in thousands).........  $   $1,024,125       $873,631       $383,688      $141,875

         Ratio of Expenses to Average Net Assets++.........         0.59%           0.58%          0.55%        0.45%+

         Ratio of Net Investment Income to Average
           Net Assets++....................................         3.26%           2.58%          3.28%        5.02%+



----------------------

*        Commencement of operations July 1, 1991.
**       Total return computed for the period.
+        Annualized.
++ Ratios before effect of waivers were 0.62%, 0.61%, 0.67%, and 0.75% annualized, respectively.

                       INVESTMENT OBJECTIVES AND POLICIES

         The Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, the Fund uses the amortized cost method of valuing securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), certain requirements of which are summarized as follows. In accordance with Rule 2a-7, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Board of Trustees to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated only by one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees.

         The Fund's investment objective is to seek maximum current income consistent with maximum safety of principal and maintenance of liquidity. The Fund seeks to achieve its objective by investing in obligations issued by the U.S. Treasury, including U.S. Treasury bills, bonds and notes, which differ principally only in their interest rates, maturities and dates of issuance. The Fund does not purchase securities issued or guaranteed by agencies or instrumentalities of the United States Government, nor does it enter into repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less. Although the Fund seeks to be fully invested, at times it may hold uninvested cash reserves, which would adversely affect its yield.

         Interest on United States Treasury obligations is exempt from state and local income taxes under federal law; the interest is not exempt from federal income tax. However, shareholders of the 100% U.S. Treasury Fund do not directly receive interest on United States Treasury obligations, but rather receive dividends from the 100% U.S. Treasury Fund that are derived from such interest. Although many states allow the character of the 100% U.S. Treasury Fund's income to pass through to its shareholders, certain states do not, so that distributions from the 100% U.S. Treasury Fund derived from interest that is exempt from state and local income taxes when received directly by a taxpayer may not be exempt from such taxes when earned as a dividend by a shareholder of the 100% U.S. Treasury Fund. Shareholders of the 100% U.S. Treasury Fund should consult their tax advisers as to state and local consequences of investment in the Fund.


          ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND TECHNIQUES

REVERSE REPURCHASE AGREEMENTS

         The Fund may enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act and are subject to the Fund's general limitations with respect to borrowing.

FIRM COMMITMENTS AND WHEN-ISSUED SECURITIES

         The Fund may purchase securities on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund will make commitments to purchase securities on a firm commitment basis only with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable.

         No income accrues to the purchase of a security on a firm commitment basis prior to delivery. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

         The Fund will establish a segregated account in which it will maintain assets in an amount at least equal in value to the Fund's commitments to purchase securities on a firm commitment basis. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

PORTFOLIO SECURITIES LENDING

                  Although the Fund does not anticipate engaging in such activity in the ordinary course of business, the Fund may lend portfolio securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed 30% of the value of its total assets. In connection with such loans, the Fund will receive collateral consisting of cash, cash equivalents, U.S. Government securities or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 102% of the current market value of the securities loaned plus accrued interest. The Fund can earn income through the investment of such collateral. The Fund continues to be entitled to the interest payable on a loaned security and, in addition, receive interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. The Fund might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with such Fund. The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by the Adviser or Sub-Adviser to be of good standing and will not be made unless, in the judgment of the investment Adviser or Sub-Adviser, the consideration to be earned from such loans justifies the risk.


         The foregoing investment policies and activities are not fundamental and may be changed by the Board of Trustees of the Trust without the approval of shareholders. For more detailed descriptions of certain of the Fund's investment activities, see "Investment Policies -- Additional Investment Activities" in the Statement of Additional Information.


                             MANAGEMENT OF THE FUND

Adviser

         The Chase Manhattan Bank, N.A. manages the assets of the Fund pursuant to an Investment Advisory Agreement, dated ________________. Subject to such policies as the Board of Trustees may determine, Chase makes investment decisions for the Fund. For its services under the Investment Advisory Agreements, Chase is entitled to receive an annual fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets. However, Chase may, from time to time, voluntarily waive all or a portion of its fees payable under the Investment Advisory Agreement.

         The Adviser, a wholly-owned subsidiary of The Chase Manhattan Corporation, a registered bank holding company, is a commercial bank offering a wide range of banking and investment services to customers throughout the United States and around the world. Its headquarters is at One Chase Manhattan Plaza, New York, NY 10081. The Adviser, including its predecessor organizations, has over 100 years of money management experience and renders investment advisory services to others. Also included among the Adviser's accounts are commingled trust funds and a broad spectrum of individual trust and investment management portfolios. These accounts have varying investment objectives.

         Certain Relationships and Activities. Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Treasury obligations and are among the leading dealers of various types of U.S. Treasury obligations. Chase and its affiliates may sell U.S. Treasury obligations to, and purchase them from, other investment companies sponsored by the Distributor or affiliates of the Distributor. The Adviser will not invest any Fund assets in any U.S. Treasury obligations purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which the Adviser or an affiliate is a nonprincipal member. This restriction may limit the amount or type of U.S. Treasury obligations available to be purchased on behalf of the Fund. The Adviser has informed the Fund that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of such Adviser or in the possession of any affiliate of such Adviser, including the division of Chase that performs services for the Trust as Custodian. Shareholders of the Fund should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholders and their accounts.

         Under an investment advisory agreement between the Trust, on behalf of the Fund, and Chase, Chase may delegate a portion of its responsibilities to a sub-adviser. In addition, the investment advisory agreement provides that Chase may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of New Chase as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Chase.

Sub-Adviser

         Chase has entered into an investment sub-advisory agreement with its affiliate, CAM Inc., a registered investment adviser, on behalf of the Fund. The Sub-Adviser is a wholly-owned subsidiary of New Chase. Subject to the supervision and direction of the Adviser and the Board of Trustees, CAM Inc. provides investment sub-advisory services to the Fund in accordance with the Fund's objectives and policies, makes investment decisions for the Fund and places orders to purchase and sell securities on behalf of the Fund. The Sub-Advisory Agreement provides that, as compensation for services, the Sub-Adviser receives, from the Adviser, a fee, computed and paid monthly based on the Fund's average daily net assets, on an annualized basis for the Fund's then-current fiscal year. [DISCLOSURE ABOUT SUB-ADVISER TO COME]

Administrator

         Pursuant to an Administration Agreement, dated April 15, 1994 (the "Administration Agreement"), Chase serves as Administrator of the Trust. The Administrator provides certain administrative services, including, among other responsibilities, coordinating relationships with independent contractors and agents; preparing for signature by officers and filing of certain documents required for compliance with applicable laws and regulations excluding those of the securities laws of the various states; arranging for the maintenance of books and records; and providing office facilities necessary to carry out its duties. For these services and facilities, the Administrator is entitled to receive from the Fund a fee computed daily and paid monthly at an annual rate equal to 0.05% of the Fund's average daily net assets. However, the Administrator may, from time to time, voluntarily waive all or a portion of its fees payable under the Administration Agreement. The Administrator, pursuant to the terms of the Administration Agreement, shall not have any responsibility or authority for the Fund's investments, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

         Glass-Steagall Act. Chase has received the opinion of its legal counsel that it may provide the services described in the Investment Advisory and the Administration Agreements, as described above, and the Shareholder Servicing Agreements and Custodian Agreement described below without violating the federal banking law commonly known as the Glass-Steagall Act. The Act generally bars banks from publicly underwriting or distributing certain securities.

         Based on the advice of its counsel, Chase believes that the Court's decision, and these other decisions of federal banking regulators, permit it to serve as investment adviser to a registered, open-end investment company.

         Regarding the performance of shareholder servicing and custodial activities, the staff of the Office of the Comptroller of the Currency, which supervises national banks, has issued opinion letters stating that national banks may engage in shareholder servicing and custodial activities. Therefore, Chase believes, based on advice of its counsel, that it may serve as shareholder servicing agent to the Fund and render the services described in the shareholder servicing agreements, and Chase believes, based on advice of its counsel, that it may serve as Custodian to the Trust and render the services set forth in the Custodian Agreement, as appropriate, incidental national banking functions and as proper adjunct to its serving as investment adviser and administrator to the Fund.

         Industry practice and regulatory decisions also support a bank's authority to act as administrator for a registered investment company. Chase, on the advice of its counsel, believes that it may render the services described in its Administration Agreement without violating the Glass-Steagall Act or other applicable banking laws.

         Possible future changes in federal law or administrative or judicial interpretations of current or future law, however, could prevent Chase from continuing to perform investment advisory, shareholder servicing, custodian or other administrative services for the Fund. If that occurred, the Trust's Board of Trustees promptly would seek to obtain for the Fund the services of another qualified adviser, shareholder servicing agent, custodian or administrator, as necessary. Although no assurances can be given, the Trust believes that, if necessary, the switch to a new adviser, shareholder servicing agent, custodian or administrator could be accomplished without undue disruption to the Funds' operations.

         In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.

                       PURCHASES AND REDEMPTIONS OF SHARES

Purchases

         The Institutional Shares are continuously offered for sale without a sales load at the net asset value next determined through Vista Broker-Dealer Services, Inc. ("VBDS" or the "Distributor") after an order is received if it is transmitted prior to 12:00 noon, Eastern time on any business day during which the New York Stock Exchange and the Adviser are open for trading ("Fund Business Day"). (See "Other Information Concerning Shares of the Fund--Net Asset Value"). Orders for Institutional Shares received and accepted prior to the above designated times will be entitled to all dividends declared on such day. The minimum initial purchase is $1,000,000. Shareholders must maintain a minimum account balance of $1,000,000 in the Institutional Shares at all times. It is anticipated that each Institutional Share's net asset value will remain constant at $1.00 per share and the Fund will employ specific investment policies and procedures to accomplish this result. An investor may purchase Institutional Shares by authorizing his broker or financial institution to purchase such Shares on his behalf through the Distributor, which the broker or financial institution must do on a timely basis. All share purchases must be paid for by federal funds wire. If federal funds are not available with respect to any such order by the close of business on the day the order is received by the Transfer Agent, the order will be cancelled. Any order received after the time noted above, will not be accepted. Any funds received in connection with late orders will be invested on the next business day. The Fund may at its discretion reject any order for shares. The Fund also reserves the right to suspend sales of shares to the public at any time, in response to the conditions in the securities market or otherwise. Fund shares will be maintained in book entry form, and no certificates representing shares owned will be issued to shareholders.

         Federal regulations require that each investor provide a certified Taxpayer Identification Number upon opening an account.

         The Fund intends to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets. Accordingly, in order to make investments which will immediately generate income, the Fund must have federal funds available to it (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve Bank).

Redemptions

         An investor may redeem all or any portion of the shares in his account on any Fund Business Day at the net asset value next determined after a redemption request in proper form is received by the Fund's Transfer Agent. Therefore, redemptions will be effected on the same day the redemption order is received only if such order is received prior to 12:00 noon, Eastern time on any Fund Business Day. Shares which are redeemed earn dividends up to and including the day prior to the day the redemption is effected. The proceeds of a redemption will be paid by wire in federal funds normally on the Fund Business Day the redemption is effected, but in any event within seven days. Payment for redemption requests received prior to the above-mentioned times is normally made in federal funds wired to the redeeming shareholder on the same Business Day. Payment for redeemed shares for which a redemption order is received after the times stated above on a Business Day is normally made in federal funds wired to the redeeming shareholder on the next Business Day following redemption. In order to allow Chase to most effectively manage the Fund's portfolio, investors are urged to make redemption requests as early in the day as possible. In making redemption requests, the names of the registered shareholders and their account numbers must be supplied. While the Fund retains the right to pay the redemption price of shares in kind with securities (instead of cash), the Trust has filed an election under Rule 18f-1 under the Investment Company Act of 1940, as amended (the "1940 Act") committing to pay in cash all redemptions by a shareholder of record up to the amounts specified in the rule (approximately $250,000).

         A wire redemption may be requested by telephone or wire to the Vista Service Center. For telephone redemptions, call the Vista Service Center at
(800) 622-4273.

         The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

General

         The Fund has established certain procedures and restrictions, subject to change from time to time, for purchase and redemption, including procedures for accepting telephone instructions. The Fund's Transfer Agent may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in this Prospectus are not available until a completed and signed account application has been received by the Fund's Transfer Agent. Telephone transaction privileges are made available to shareholders  automatically  upon  opening an account  unless the  privilege  is declined in the account application. To provide evidence of telephone instructions, the Transfer Agent will record telephone conversations with shareholders. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event the Fund does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions.

         Shareholders agree to release and hold harmless the Fund, the Adviser, the Administrator, any subagent and broker-dealer, and the officers, directors, employees and agents thereof against any claim, liability, loss, damage and expense for any act or failure to act in connection with Fund shares, any related investment account, any privileges or services selected in connection with such investment account, or any written or oral instructions or requests with respect thereto, or any written or oral instructions or requests from someone claiming to be a shareholder if the Fund or any of the above-described parties follow instructions which they reasonably believe to be genuine and act in good faith by complying with the reasonable procedures that have been established for Fund accounts and services.

         The Fund may also establish and revise from time to time account minimums and transactions or amount restrictions on purchases, redemptions, or other transactions permitted in connection with shareholder accounts. The Fund may also require signature guarantees for changes that shareholders request be made in Fund records with respect to its accounts, including but not limited to, changes in the bank account specified in the Bank Account Registration, or for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund. The Fund may refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect.


                                   TAX MATTERS

         The following discussion is addressed primarily to individual investors and is for general information only. A prospective investor, including a corporate investor, should also review the more detailed discussion of federal income tax considerations that is contained in the Statement of Additional Information. In addition, each prospective investor should consult with his own tax advisers as to the tax consequences of an investment in the Fund, including the status of distributions from the Fund in his own state and locality.

         The Fund intends to qualify each year and elect to be treated as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund is treated as a "regulated investment company" and all its taxable income, if any, is distributed to its shareholders in accordance with the timing requirements imposed by the Code, it will not be subject to federal income tax on amounts so distributed. If for any taxable year the Fund does not qualify for the treatment as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to its shareholders, and such distributions to shareholders will be taxable to the extent of the Fund's current and accumulated earnings and profits.

         The Trust is organized as a Massachusetts business trust and, under current law, is not liable for any income or franchise tax in the Commonwealth of Massachusetts as long as the Fund (and each other series of the Trust) qualifies as a regulated investment company under the Code.

         Distributions by the Fund of its taxable ordinary income (net of expenses) and the excess, if any, of its net short-term capital gain over its net long-term capital loss are generally taxable to shareholders as ordinary income. Such distributions are treated as dividends for federal income tax purposes, but do not qualify for the dividends-received deduction for corporations. Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time a shareholder has held his shares. The Fund will seek to avoid recognition of capital gains.

         Distributions to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of a Fund. In general, distributions by a Fund are taken into account by shareholders in the year in which they are made. However, certain distributions made during January will be treated as having been paid by the Fund and received by the shareholders on December 31 of the preceding year. A statement setting forth the federal income tax status of all distributions made (or deemed made) during the fiscal year, including any portions which constitute ordinary income dividends, capital gain dividends and exempt-interest dividends, will be sent to the Fund's shareholders promptly after the end of each year.

         Under the backup withholding rules of the Code, certain shareholders may be subject to 31% withholding of federal income tax on distributions and redemption payments made by the Fund. Generally, shareholders are subject to backup withholding if they have not provided the Fund with a correct taxpayer identification number and certain required certifications.

         Shareholders of the Fund will be subject to federal income tax on the ordinary income dividends and any capital gain dividends from the Fund and may also be subject to state and local taxes. The laws of some states and localities, however, exempt from some taxes dividends such as those paid on shares of the U.S. Government Fund to the extent such dividends are attributable to interest on obligations of the and certain of its agencies and instrumentalities. The Fund intends to advise its shareholders of the proportion of their ordinary income dividends which are attributable to such interest.

         The State of New York, for example, exempts from its personal income tax dividends such as those paid on shares of the Fund to the extent such dividends are attributable to interest from obligations of the U.S. Government and certain of its agencies and instrumentalities, provided that at least 50% of the Fund's portfolio consists of such obligations and the Fund complies with certain notice requirements. The New York State Department of Taxation and Finance (like most other states) currently takes the position, however, that certain obligations backed by the full faith and credit of the U.S. Treasury, such as GNMA Certificates and repurchase agreements backed by any U.S.
Government obligation, do not constitute exempt obligations of the U.S. Government. (UNDER PRESENT MARKET CONDITIONS, IT IS EXPECTED THAT LESS THAN 50% OF THE FUND'S PORTFOLIO WILL CONSIST OF OBLIGATIONS WHICH THE NEW YORK STATE DEPARTMENT OF TAXATION AND FINANCE VIEWS AS EXEMPT. ACCORDINGLY, IT IS LIKELY THAT NO PORTION OF THE DIVIDENDS PAID ON SHARES OF THE FUND WILL BE EXEMPT FROM NEW YORK STATE PERSONAL INCOME TAX.)

         Shareholders are urged to consult their tax advisers regarding the possible exclusion from state and local income tax of a portion of the dividends paid on shares of the Fund which is attributable to interest from obligations of the U.S. Government and its agencies and instrumentalities


                 OTHER INFORMATION CONCERNING SHARES OF THE FUND

Net Asset Value

         The net asset value of the Shares of the Fund is determined as of 12:00 noon, Eastern time on each Fund Business Day, by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) by the number of its shares outstanding at the time the determination is made. The portfolio securities of the Fund are valued at their amortized cost pursuant to Rule 2a-7 under the 1940 Act, certain requirements of which are summarized under "Additional Information on Investment Policies and Techniques." This method increases stability in valuation, but may result in periods during which the stated value of a portfolio security is higher or lower than the price the Fund would receive if the instrument were sold. It is anticipated that the net asset value of each share will remain constant at $1.00 and the Fund will employ specific investment policies and procedures to accomplish this result, although no assurance can be given that they will be able to do so on a continuing basis. These procedures include a review of the extent of any deviation of net asset value per share, based on available market rates, from the $1.00 amortized cost price per share, and consideration of certain actions before such deviation exceeds 1/2 of 1%. Income earned on the Fund's investments is accrued daily and the Net Income, as defined under "Distributions and Dividends" below, is declared each Fund Business Day as a dividend. See "Determination of Net Asset Value" in the Statement of Additional Information for further information regarding determination of net asset value and the procedures to be followed to stabilize the net asset value at $1.00 per share.

Distributions and Dividends

         The net income of the Institutional Shares is determined each Fund Business Day (and on such other days as the Trustees deem necessary in order to comply with Rule 22c-1 under the 1940 Act). This determination is made once during each such day as of 12:00 noon, Eastern time. All the net income, as defined below, of the Institutional Shares so determined is declared in shares as a dividend to shareholders of record at the time of such determination. Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly on or about the last business day of each month. Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of additional shares at the rate of one share (and fractions thereof) for each one dollar (and fractions thereof) of dividend income.

         For this purpose, the net income of the Institutional Shares (from the time of the immediately preceding determination thereof) shall consist of all income accrued, including the accretion of discounts less the amortization of any premium on the portfolio assets of the Fund, less all actual and accrued expenses determined in accordance with generally accepted accounting principles. As noted above, securities are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act. This valuation method will continue to be used until such time as the Trustees determine that it does not constitute fair value for such purposes.

         Since the net income of the Institutional Shares is declared as a dividend each time its net income is determined, the net asset value per share (i.e., the value of its net assets divided by the number of its shares outstanding) is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in his account.

         It is expected that the Institutional Shares will have a positive net income at the time of each determination thereof. If for any reason the net income determined at any time is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to each such account. If, and to the extent that such negative amount exceeds such declared dividends at the end of the month, the number of outstanding shares will be reduced by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the account of such shareholder which represents his proportion of the amount of such excess. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his investment. Thus, the net asset value per share will be maintained at a constant $1.00.

Distribution and Sub-Administration Agreement

         The Distribution and Sub-Administration Agreement dated ___________, 1996 for the Fund (the "Distribution Agreement") provides that the Distributor will act as the principal underwriter of shares of the Fund and bear the expenses of printing, distributing and filing prospectuses and statements of additional information and reports used for sales purposes, and of preparing and printing sales literature and advertisements. In addition, the Distributor will provide certain sub-administration services, including providing officers, clerical staff and office space. While there is no sales load, the Distributor receives a fee from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets, on an annualized basis for the Fund's then-current fiscal year. Other funds which have investment objectives similar to those of the Fund, but which do not pay some or all of such fees from their assets, may offer a higher return, although investors would, in some cases, be required to pay a sales charge or a redemption fee.

         The Distributor has agreed to use a portion of its distribution and sub-administration fee to pay for certain expenses incurred in connection with organizing new series or classes of the Trust and certain other ongoing expenses of the Trust.

                                    EXPENSES

         The Fund intends to pay all of its pro rata share of certain expenses, including the compensation of the Trustees; governmental fees; interest charges, taxes; membership dues in the Investment Company Institute; fees and expenses of independent accountants, of legal counsel and of any transfer agent, dividend disbursing agent; expenses of redeeming shares; expenses of preparing, printing and mailing prospectuses, reports, notices, proxy statements and reports to shareholders and to governmental officers and commissions; expenses connected with the execution, recording and settlement of portfolio security transactions; insurance premiums; fees and expenses of the Custodian including safekeeping of funds and securities and maintaining required books and accounts; expenses of calculating the net asset values of the Fund Shares; expenses of shareholder meetings; and the advisory fees payable to the Adviser under the Investment Advisory Agreements, the administration fee payable to the Administrator under the Administration Agreement and the sub-administration fee payable to the Distributor under the Distribution and Sub-Administration Agreement. Expenses relating to the issuance, registration and qualification of shares of the Fund and the preparation, printing and mailing of prospectuses for such purposes are borne by the Fund or the Shares except that the Distribution and Sub-Administration Agreement with the Distributor requires the Distributor to pay for prospectuses which are to be used for sales to prospective investors.

         Pursuant to offering multiple classes of shares, certain expenses of the Fund are borne by certain classes, either exclusively, or in a manner which approximates the proportionate value received by the class as a result of the expenses being incurred.

Description of Shares, Voting Rights and Liabilities

         Mutual Fund Trust is an open-end management investment company organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts in 1994. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that trust shares held in the treasury of the trust shall not be voted. Shares of each series or class generally vote separately, for example to approve an investment advisory agreement or distribution plan, but shares of all series and classes vote together, to the extent required under the 1940 Act, in the election or selection of Trustees and independent accountants.

         Shareholders of the Institutional Shares bear the fees and expenses described in this Prospectus. Similarly, shareholders of the counterpart Vista Shares and Premier Shares bear the fees and expenses described in the appropriate prospectuses for such classes of Shares. The absence of fees paid by each of the Institutional Shares to the Distributor and shareholder servicing agents for distribution expenses and shareholder services provided to institutional investors differ significantly from similar fees paid under distribution plans and shareholder servicing arrangements adopted for its counterpart Vista Shares. As a result, at any given time, the net yield on the Institutional Shares will be approximately .30% to .50% higher than the yield on the counterpart Vista Shares and approximately .15% to .30% higher than the yield on the counterpart Premier Shares. Standardized yield quotations will be computed separately for each class of shares of a Fund.

         The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class or of all series and classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. A Trustee of the Trust may, in accordance with certain rules of the Securities and Exchange Commission, be removed from office when the holders of record of not less than two-thirds of the outstanding shares either present a written declaration to the Trust's Custodian or vote in person or by proxy at a meeting called for this purpose. In addition, the Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of the outstanding shares of the Trust.

         Finally, the Trustees shall, in certain circumstances, give such shareholders access to a list of the names and addresses of all other shareholders or inform them of the number of shareholders and the cost of mailing their request. The Trust's Declaration of Trust provides that, at any meeting of shareholders, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of the same portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shareholders of each series or class would be entitled to share pro rata in the net assets of that series or class available for distribution to shareholders upon liquidation of that series or class.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

         The Code of Ethics of the Trust prohibits all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of a Fund's planned portfolio transactions. The objective of the Code of Ethics is to ensure that the operations of a Fund be carried out for the exclusive benefit of a Fund's shareholders. The Trust maintains careful monitoring of compliance with the Code of Ethics. See "General Information" in the Fund's Statement of Additional Information.


                          TRANSFER AGENT AND CUSTODIAN

         DST Systems, Inc. ("DST") acts as transfer agent and dividend disbursing agent (the "Transfer Agent") for the Trust. In this capacity, DST maintains the account records of all shareholders in the Fund, including statement preparation and mailing. DST is also responsible for disbursing dividend and capital gain distributions to shareholders, whether taken in cash or additional shares. From time to time, DST and/or the Fund may contract with other entities to perform certain services for the Transfer Agent. For its services as Transfer Agent, DST receives such compensation as is from time to time agreed upon by the Trust and DST. DST's address is 127 W. 10th Street, Kansas City, MO 64105.

         Pursuant to a Custodian Agreement, Chase acts as the custodian of the assets of the Fund for which Chase receives compensation as is from time to time agreed upon by the Trust and Chase. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Fund's investments, maintaining books of original entry for portfolio and Fund accounting and other required books and accounts, and calculating the daily net asset value of shares of the Fund. Portfolio securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees. The internal division of Chase which serves as the Trust's Custodian does not determine the investment policies of the Fund or decide which securities will be bought or sold on behalf of the Fund or otherwise have access to or share material inside information with the internal division that performs advisory services for the Fund.

Tax Sheltered Retirement Plans

         Shares of the Fund are offered in connection with the following qualified prototype retirement plans: IRA, Rollover IRA, SEP-IRA, Profit-Sharing, and Money Purchase Pension Plans which can be adopted by self-employed persons ("Keogh") and by corporations, 401(k), and 403(b) Retirement Plans. Call or write the Transfer Agent for more information.


                        YIELD AND PERFORMANCE INFORMATION

         From time to time, the Institutional Shares may use hypothetical investment examples and performance information in advertisements, shareholder reports or other communications to shareholders. Because such performance information is based on historical earnings, it should not be considered as an indication or representation of the performance of the Institutional Shares in the future. From time to time, the yield of the Institutional Shares, as a measure of its performance, may be quoted and compared to those of other mutual funds with similar investment objectives, unmanaged investment accounts, including savings accounts, or other similar products and to other relevant indices or to rankings prepared by independent services or other financial or industry publications, such as Lipper Analytical Services, Inc. or the Morningstar Mutual Funds on Disc, that monitor the performance of mutual funds. In addition, the yield of each of the Institutional Shares may be compared to the Donoghue's Money Fund AveragesTM, compiled in the Donoghue's Money Fund Report(R), a widely recognized independent publication that monitors the performance of money market funds. Also, each of the Institutional Shares' yield data may be reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature. The Institutional Shares may, with proper authorization, reprint articles written about the Institutional Shares and provide them to prospective shareholders.

         Institutional Shares may provide its annualized "yield" and "effective yield" to current and prospective shareholders. The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period shall be stated in any advertisement or communication with a shareholder). This income is then "annualized", that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of investment. The "effective yield" is calculated similarly, but when annualized the income earned by the investment during that week is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

         Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yield of each of the Institutional Shares will vary based on interest rates, the current market value of the securities held in the Fund's portfolio and changes in the Fund's and the Shares' expenses. The Adviser, the Administrator, the Distributor [and each Shareholder Servicing Agent] may voluntarily waive a portion of their fees on a month-to-month basis. In addition, the Distributor may assume a portion of the Fund's operating expenses on a month-to-month basis. These actions would have the effect of increasing the net income (and therefore the yield) of the Institutional Shares during the period such waivers of fees or assumptions of expenses are in effect. These factors and possible differences in the methods used to calculate yields should be considered when comparing the Institutional Shares' yields to those published for other money market funds and other investment vehicles. [A Shareholder Servicing Agent may charge its customers direct fees in connection with an investment (see "Purchases and Redemptions of Shares-Purchases") which will have the effect of reducing the net return on the investment of customers of that Shareholder Servicing Agent. Conversely, the Institutional Shares are advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding the Shareholder Servicing Agent fees received (see "Purchases and Redemptions of Shares-Purchases"), which will have the effect of increasing the net return on the investment of customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agents quotations reflecting such increased return.] See the Statement of Additional Information for further information concerning each of the Institutional Shares' calculation of yield.

The Fund is the successor to the Hanover 100 % U.S. Treasury Securities Money Market Fund. The Fund may also quote historical performance of the Hanover 100 % U.S. Treasury Securities Money Market Fund.

                                OTHER INFORMATION

         The Statement of Additional Information contains more detailed information about the Trust and the Fund, including information related to (i) the Fund's investment policies and restrictions, (ii) risk factors associated with the Fund's policies and investments, (iii) the Trust's Trustees, officers and the Administrator, the Adviser and the Sub-Adviser, (iv) portfolio transactions and brokerage allocation, (v) the Fund's shares, including rights and liabilities of shareholders, and (vi) additional performance information, including the method used to calculate yield or total rate of return quotations of the Fund. The audited financial statements of the Predecessor Fund for its last fiscal year end is incorporated by reference in the Statement of Additional Information.

                                TABLE OF CONTENTS




Expense Summary.....................................................  3
Financial Highlights................................................  5
Investment Objectives and Policies..................................  6
Management of the Fund..............................................  6
Purchases and Redemptions of Shares.................................  8
Tax Matters......................................................... 12
Other Information Concerning Shares of the Fund..................... 14
Shareholder Servicing Agents, Transfer Agent and Custodian.......... 17
Additional Information on Investment Policies and Techniques........ 19
Yield and Performance Information................................... 21
Other Information................................................... 22

                                     PART B

STATEMENT OF
ADDITIONAL INFORMATION
               ,  1996


             VISTA(SM) 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                 125 West 55th Street, New York, New York 10019

           This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus offering the Fund or each class of shares. This Statement of Additional Information should be read in conjunction with the Prospectus offering shares of the Vista 100% U.S. Treasury Securities Money Market Fund. Copies of the Prospectus may be obtained by an investor without charge by contacting Vista Broker-Dealer Services, Inc., the Funds' distributor, at the above-listed address.

This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus.

For more information about your account, simply call the Vista Service Center at our toll-free number:

      1-800-34-VISTA
      Vista Service Center
      P.O. Box 419392
      Kansas City, MO  64141
                                                                    MFT-SAI

Table of Contents                                                          Page


The Fund .................................................................   3
Investment Objective, Policies and Restrictions...........................   3
Performance Information...................................................   7
Determination of Net Asset Value..........................................   8
Tax Matters...............................................................   9
Management of the Fund....................................................  15
Independent Accountants...................................................  21
General Information.......................................................  22

                                    THE FUND

           Mutual Fund Trust (the "Trust") is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 4, 1994. The Trust presently consists of __ separate series (the "Funds"). Certain of the Funds are diversified and other Funds are non-diversified, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Under a multiple class distribution system, the Money Market Funds and the Vista Tax Free Income Fund and the Vista New York Tax Free Income Fund may be offered through multiple classes of shares. The Vista Shares class of the Money Market Funds are referred to in this Statement of Additional Information as the "Vista Shares", the Premier Shares class of the Money Market Funds are referred to herein as the "Premier Shares" and the Institutional Shares class of the Money Market Funds are referred to herein as the "Institutional Shares".

           On  ___________,  1996,  the  shareholders  of The Hanover  100% U.S.
Treasury   Securities  Money  Market  Fund  approved  a  reorganization  into  a newly-created series of the Mutual Fund Trust, effective ___________, 1996.

           The Fund's Shares are continuously offered for sale through Vista Broker-Dealer Services, Inc. ("VBDS"), the Fund's distributor (the "Distributor"), which is not affiliated with Chase Manhattan Bank, N.A.' or its affiliates, to investors who are customers of a financial institution, such as a federal or state-chartered bank, trust company, or savings and loan association that has entered into a shareholder servicing agreement with the Trust on behalf of the Fund (collectively, "Shareholder Servicing Agents") or customers of a securities broker or certain financial institutions who have entered into Selected Dealer Agreements with the Distributor. VBDS receives a distribution fee from the Fund, pursuant to the plan of distribution adopted pursuant to Rule 12b-1 of the 1940 Act.

           The Board of Trustees of the Trust provides broad supervision over the affairs of the Trust including the Fund. The Chase Manhattan Bank, N.A. ("Chase") is the investment adviser (the "Adviser") for the Fund. Chase also serves as the Trust's administrator (the "Administrator") and supervises the overall administration of the Trust, including the Fund. Chase Asset Management, Inc. ("CAM Inc." or the "Sub-Adviser") is the investment sub-adviser to the Fund. The Adviser or Sub-Adviser continuously manage the investments of the Fund in accordance with the investment objective and policies of the Fund. The selection of investments for the Fund and the way in which it is managed depend on the conditions and trends in the economy and the financial marketplaces. Occasionally, communications to shareholders may contain the views of the investment adviser as to current market, economic, trade and interest rate trends, as well as legislative, regulatory and monetary developments, and may include investment strategies and related matters believed to be of relevance to the Fund. A majority of the Trustees of the Trust are not affiliated with the Adviser or Sub-Adviser.

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                              Investment Objective

          THE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND's (the "100% U.S. Treasury Fund" or the "Fund") investment objective is to seek to provide maximum current income consistent with maximum safety of principal and maintenance of liquidity. The 100% U.S. Treasury Fund invests only in short-term United States Treasury obligations, which are backed by the full faith and credit of the United States Government. Because the 100% U.S. Treasury Fund invests exclusively in direct United States Treasury obligations, investors may benefit from income tax exclusions and exemptions that are available in certain states or localities.

                               Investment Policies

           The Prospectus sets forth the various investment policies applicable to the Fund. Unless otherwise stated, the following policies are not fundamental and may be changed by the Board of Trustees of the Trust without shareholder approval.

           The following information supplements and should be read in conjunction with the sections of the Prospectus entitled "Investment Objectives and Policies" and "Additional Information on Investment Policies and Techniques."

United States Government Securities

           United States Treasury Obligations. The United States Treasury issues various types of marketable securities. These securities are direct obligations of the United States Government and differ primarily in the length of their maturity. Treasury bills, the most frequently issued marketable United States Government security, have a maturity of up to one year and are issued on a discount basis.

Loans of Portfolio Securities

           The Fund may lend securities from its portfolio if liquid assets in an amount at least equal to the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Fund with respect to the loan is maintained by the Fund in a segregated account. The Fund will typically loan its portfolio securities only on a short-term basis, and will not enter into any portfolio security lending arrangements having a duration of longer than thirteen months. Any securities that the Fund may receive as collateral will not become a part of its portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed-upon fee from a borrower that has delivered cash equivalent collateral. Cash collateral received by the Fund will be invested in securities in which the Fund is permitted to invest. The value of securities loaned will be marked to market daily. Portfolio securities purchased with cash collateral are subject to possible depreciation. Loans of securities by the Fund will be subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or a placing broker. The Fund does not currently intend to make loans of portfolio securities with a value in excess of 5% of the value of its total assets.

                             Investment Restrictions

           The Fund has adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of the Fund which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

           The Fund may not:

               (i) borrow money, except that the Fund may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33 1/3% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. Any borrowings representing more than 5% of the Fund's total assets must be repaid before the Fund may make additional investments.

               (ii) make loans, except that the Fund may: (i) purchase and hold debt instruments (including without limitation, bonds, notes, debentures or other obligations and certificates of deposit, bankers' acceptances and fixed time deposits) in accordance with its investment objectives and policies; (ii) enter into repurchase agreements with respect to portfolio securities; and (iii) lend portfolio securities with a value not in excess of one-third of the value of its total assets.

               (iii) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, with respect to the Fund's permissible futures and options transactions, positions in options and futures shall not be subject to this restriction.

               (iv) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities) or engaging in forward purchases or sales of foreign currencies or securities.

               (v) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

               (vi) issue any senior  security (as defined in the 1940
          Act), except that (a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth above, the Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to the Fund's permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

           For purposes of investment restriction (v) above, real estate includes Real Estate Limited Partnerships.

           The following investment restrictions are nonfundamental and may be changed without shareholder approval:

               (i) The Fund may not, with respect to 75% of its assets, hold more than 10% of the outstanding voting securities of an issuer.

               (ii) The Fund may not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

               (iii) The Fund may not purchase or sell interests in oil, gas or mineral leases.

               (iv) The Fund may not invest more than 15% of its net assets in illiquid securities. [This limitation may be subject to additional restrictions imposed by jurisdictions in which the Fund's shares are offered for sale (currently 10%).]

               (v) The Fund may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent the writing, purchasing or selling of puts, calls or combinations thereof with respect to U.S. government securities or with respect to the Fund's permissible futures and options transactions, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

               (vi) The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. [With respect to any such investment, fees are waived to the extent required under State requirements. For example, a Texas undertaking currently requires a disclosure that advisory fees pertaining to any such investments will be waived by Chase.]

           If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund's portfolio securities will not constitute violation of such limitation.

           The investment limitations described above and in the Prospectus with respect to the Fund under "Limiting Investment Risks" are fundamental policies of the Fund and may be changed only when permitted by law and approved by the holders of a majority of the Fund's outstanding voting securities, as described under "General Information."

           In order to permit the sale of its shares in certain states, the Fund may make commitments more restrictive than the investment policies and limitations described above and in the Prospectus. Should the Fund determine that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state involved.

           Percentage and Rating Restrictions: If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or a later change in the rating of a portfolio security of the Fund will not be considered a violation of policy.

                 Portfolio Transactions and Brokerage Allocation

           Changes in the Fund's investments are reviewed by the Board of Trustees. The Fund's portfolio manager may serve other clients of the Adviser or Sub-Adviser in a similar capacity. Money market instruments are generally
purchased  in  principal   transactions;   thus,  the  Fund  pays  no  brokerage
commissions.

           Under the Advisory Agreement and the Sub-Advisory Agreement, the Adviser shall use its best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Funds. The Adviser or Sub-Adviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Funds and other clients of the Adviser or SubAdviser on the basis of their professional capability, the value and quality of their brokerage services, and the level of their brokerage commissions. Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the Adviser or SubAdviser normally seeks to deal directly with the primary market makers unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Adviser or Sub-Adviser on the tender of the Funds' portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Funds and by the Adviser or Sub-Adviser. At present, no other recapture arrangements are in effect.

           Under the Fund's Investment Advisory (Sub-Advisory) Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser or Sub-Adviser may cause the Funds to pay a broker-dealer which provides brokerage and research services to the Adviser or Sub-Adviser, the Funds and/or other accounts for which the Adviser or Sub-Adviser exercises investment discretion an amount of commission for effecting a securities transaction for the Funds and in excess of the amount other broker-dealers would have charged for the transaction if the Adviser or Sub-Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser or Sub-Adviser's overall responsibilities to the Funds or to accounts over which they exercise investment discretion. Not all of such services are useful or of value in advising the Fund. The Adviser or Sub-Adviser shall report to the Board of Trustees of the Trust regarding overall commissions paid by the Funds and their reasonableness in relation to the benefits to the Funds. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

           Although commissions paid on every transaction will, in the judgment of the Adviser or Sub-Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Funds and Portfolios and the Adviser's or Sub-Adviser's other clients as part of providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.

           Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Adviser or Sub-Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Funds, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided Research to the Adviser or Sub-Adviser.

           The Adviser's or Sub-Adviser's investment management personnel will attempt to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the Adviser or Sub-Adviser as a consideration in the selection of brokers to execute portfolio transactions. However, the Adviser or Sub-Adviser would be unable to quantify the amount of commissions which are paid as a result of such Research because a substantial number of transactions are effected through brokers which provide Research but which are selected principally because of their execution capabilities.

           The management fees that the Fund pays to the Adviser or Sub-Adviser will not be reduced as a consequence of the Adviser or Sub-Adviser's receipt of brokerage and research services. To the extent the Funds' portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds will exceed those that might otherwise be paid, by an amount which cannot be presently determined. Such services would be useful and of value to the Adviser or Sub-Adviser in serving one or more of the Funds and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Adviser or Sub-Adviser in carrying out its obligations to a Fund. While such services are not expected to reduce the expenses of the Adviser or Sub-Adviser, the Adviser or Sub-Adviser would, through use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.

           In certain instances, there may be securities that are suitable for one or more of the Funds as well as one or more of the Adviser's or Sub-Adviser's other clients. Investment decisions for the Funds and for the Adviser or Sub-Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. In executing portfolio transactions for a Fund, the Adviser or Sub-Adviser may, to the extent permitted by applicable laws and regulations, but shall not be obligated to, aggregate the securities to be sold or purchased with those of other Funds or its other clients if, in the Adviser's or Sub-Adviser's reasonable judgment, such aggregation (i) will result in an overall economic benefit to the Fund, taking into consideration the advantageous selling or purchase price, brokerage commission and other expenses, and trading requirements, and (ii) is not inconsistent with the policies set forth in the Trust's registration statement and the Fund's Prospectus and Statement of Additional Information. In such event, the Adviser or Sub-Adviser will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in an equitable manner, consistent with its fiduciary obligations to the Fund and such other clients. When two or more Funds or other clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, it is believed that the ability of the Funds to participate in volume transactions will generally produce better executions for the Funds.

           No portfolio transactions are executed with the Adviser, Sub-Adviser or a Shareholder Servicing Agent, or with any affiliate of the Adviser, Sub-Adviser or a Shareholder Servicing Agent, acting either as principal or as broker.

                             PERFORMANCE INFORMATION

          Any current "yield" of the Shares of the Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and shall be calculated by dividing the net change in the value of an account having a balance of one Share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by

365/7. For this purpose, the net change in account value would reflect the value of additional Shares purchased with dividends declared on the original Share and dividends declared on both the original Share and any such additional Shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective yield quotation of the Shares of the Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. For the seven days ended _________, 1995, the Fund's yield was __%.


                        DETERMINATION OF NET ASSET VALUE

           Each Fund determines its net asset value per Share each day as of 12:00 noon, New York City time during which the New York Stock Exchange is open for trading (a "Fund Business Day"), by dividing the value of its net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, which, in the case of funds with multiple share classes, is apportioned between the classes, to obtain net assets by class) by the number of its shares outstanding (by class, for multiple class Funds) at the time the determination is made. (As of the date of this Statement of Additional Information, the New York Stock Exchange is open for trading every weekday except for the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.) The Adviser or Sub-Adviser is closed on the following: Martin Luther King Junior Day, Columbus Day and Veterans' Day. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order. (See "Purchases and Redemptions of Shares" in the Prospectus.)

           The Fund's portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter accreting discounts and amortizing premiums at a constant rate to maturity. Pursuant to the rules of the Securities and Exchange Commission, the Board of Trustees has established procedures to stabilize the net asset value of the Fund at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share, based on available market rates, from the $1.00 amortized cost price per share. If fluctuating interest rates cause the market value of the Fund's portfolio to approach a deviation of more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider what action, if any, should be initiated. Such action may include redemption of shares in kind (as described in greater detail below), selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations.

           The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Fund will not purchase any instrument with a remaining maturity greater than thirteen months.

           The Fund has established procedures to ensure that its portfolio securities meet its high quality criteria. (See "Investment Objectives, Policies and Restrictions -- Investment Policies" above.)

           Subject to compliance with applicable regulations, the Fund has reserved the right to pay the redemption price of its Shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

                                   TAX MATTERS

           The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in each Fund's Prospectus are not intended as substitutes for careful tax planning.


Qualification as a Regulated Investment Company

           Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement. [Because certain Funds invest all of their assets in Portfolios which will be classified as partnerships for federal income tax purposes, such Funds will be deemed to own a proportionate share of the income of the Portfolio into which each contributes all of its assets for purposes of determining whether such Funds satisfy the Distribution Requirement and the other requirements necessary to qualify as a regulated investment company (e.g., Income Requirement (hereinafter defined), etc.).]

           In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). For purposes of these calculations, gross income includes tax-exempt income. However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, a Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by a Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

           In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation.

           Further, the Code also treats as ordinary income, a portion of the capital gain attributable to a transaction where substantially all of the return realized is attributable to the time value of a Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by such Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of
Section 1092 of the Code; (3) the transaction is one that was marketed or sold to such Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of the gain recharacterized generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or short-term rate, depending upon the type of instrument at issue, reduced by an amount equal to: (1) prior inclusions of ordinary income items from the conversion transaction; and (2) the capitalized interest on acquisition indebtedness under Code Section 263(g). Built-in losses will be preserved where a Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income will not be passed to a Fund's shareholders.

           In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if: (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto); or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (i) above. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

           Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by a Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, a Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

           Transactions that may be engaged in by certain of the Funds (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts. The Internal Revenue Service (the "IRS") has held in several private rulings (and Treasury Regulations now provide) that gains arising from Section 1256 contracts will be treated for purposes of the Short-Short Gain Test as being derived from securities held for not less than three months if the gains arise as a result of a constructive sale under Code Section 1256.

           Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

           In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option. However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument.

           If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.


Excise Tax on Regulated Investment Companies

           A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election"))(Tax-exempt interest on municipal obligations is not subject to the excise tax). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

           For purposes of the excise tax, a regulated investment company shall:
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

           Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

           Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends-received deduction for corporations only to the extent discussed below. Dividends paid on Class A and Class B shares are calculated at the same time and in the same manner. In general, dividends on Class B shares are expected to be lower than those on Class A shares due to the higher distribution expenses borne by the Class B shares. Dividends may also differ between classes as a result of differences in other class specific expenses.

           A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon a Fund's disposition of "small business" stock will be subject to tax.

           Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

           Each Tax Free Fund intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Tax Free Fund's taxable year at least 50% of the its total assets consists of tax-exempt municipal obligations. Distributions from a Tax Free Fund will constitute exempt-interest dividends to the extent of its tax-exempt interest income (net of expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of a Tax Free Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exemptinterest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by a Tax Free Fund of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed above.

           AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. In addition, under the Superfund Amendments and Reauthorization Act of 1986, a tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of a corporate taxpayer's AMTI (determined without regard to the deduction for this tax and the AMT net operating loss deduction) over $2 million. Exempt-interest dividends derived from certain "private activity" municipal obligations issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and noncorporate taxpayers. In addition, exemptinterest dividends derived from all municipal obligations, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

          Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income and subject to federal income tax. Further, a shareholder of a Tax Free Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by a Tax Free Fund will likely be subject to tax on dividends paid by the Tax Free Fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

           For purposes of the Corporate AMT and the environmental Superfund tax (which are discussed above in connection with exempt-interest dividends paid by the Tax Free Funds), the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI.

           Investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known.

           Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

           Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

           Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

           A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

Sale or Redemption of Shares

           The Fund seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Fund will do this. In such a case a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

           If a shareholder (1) incurs a sales load in acquiring shares of a Fund, (2) disposes of such shares less than 91 days after they are acquired and
(3) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.


Foreign Shareholders

           Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

           If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and exempt-interest dividends and amounts retained by the Fund that are designated as undistributed capital gains.

           If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

           In the case of foreign noncorporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of its foreign status.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.


Effect of Future Legislation; Local Tax Considerations

           The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

           Rules of state and local taxation of ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.


                             MANAGEMENT OF THE FUND

                       Trustees and Officers of the Trust

           The Trustees and officers and their principal occupations for at least the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees and officers that are "interested persons" (as defined in the 1940 Act). Unless otherwise indicated below, the address of each officer is 125 W. 55th Street, New York, New York 10019.

Trustees

FERGUS REID, III* - Chairman of the Board of Trustees; Chairman and Chief Executive Officer, Lumelite Corporation, since September 1985.
Address:  700 River Road, Cos Cob, Connecticut  06807.

RICHARD E. TEN HAKEN - District Superintendent of Schools, Monroe No. 2 and Orleans Counties, New York; Chairman of the Finance and the Audit and Accounting Committees, Member of the Executive Committee and Vice President, New York State Teachers' Retirement System.
Address:  4 Barnfield Road, Pittsford, New York  14534.

WILLIAM J. ARMSTRONG - Vice President and Treasurer, Ingersoll-Rand Company (Woodcliff Lake, New Jersey).
Address:  49 Aspen Way, Upper Saddle River, New Jersey  07458.

JOHN R.H. BLUM - Partner in the law firm of Richards, O'Neil & Allegaert; Commissioner of Agriculture - State of Connecticut.
Address:  322 Main Street, Lakeville, Connecticut 06039-0448.

JOSEPH J. HARKINS* - Retired; Commercial Sector Executive and Executive Vice President of The Chase Manhattan Bank, N.A. from 1985 through 1989. He has been employed by Chase in numerous capacities and offices since 1954. Director of Blessings Corporation, Jefferson Insurance Company of New York, Monticello Insurance Company and Nationar.
Address: 257 Plantation Circle South, Ponte Vedra South, Ponte Vedra Beach, FL 32082.

H. RICHARD VARTABEDIAN* - President of the Trust, Retired; Senior Investment Officer, Division Executive of the Investment Management Division of The Chase Manhattan Bank, N.A., 1980-1991; responsible for investment research, trading and portfolio management for commingled funds and high net worth individuals within the U.S. Employed by Chase in various investment oriented capacities since 1960, primarily as a senior portfolio manager for institutional, ERISA and high net worth portfolios.
Address:  P.O. Box 296, Beach Road, Hendrick's Head, Southport, Maine 04576.

STUART W. CRAGIN, Jr. - President, Fairfield Testing Laboratory, Inc. He has previously served in a variety of marketing, manufacturing and general management positions with Union Camp Corp., Trinity Paper & Plastics Corp., and Canover Industries.
Address:  652 Glenbrook Road, Stamford, Connecticut  06906.

IRVING L. THODE - Retired; Vice President of Quotron Systems. He has previously served in a number of executive positions with Control Data Corp., including President of their Latin American operations, and General Manager of their Data Services business.
Address:  80 Perkins Road, Greenwich, Connecticut  06830.

The Board of Trustees of the Trust presently has an Audit Committee. The members of the Audit Committee are Messrs. Ten Haken (Chairman), Blum, Armstrong, Harkins, Reid, and Vartabedian who will serve until [Date]. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters.

The Audit Committee met __ times during the fiscal period ended October 31, 1995.

Remuneration of Trustees and Certain Executive Officers:

           Each Trustee is reimbursed for expenses incurred in attending each meeting of the Board of Trustees or any committee thereof. Each Trustee who is not an affiliate of the Adviser or Sub-Adviser is compensated for his or her services according to a fee schedule which recognizes the fact that each Trustee also serves as a Trustee of other investment companies advised by the Adviser or Sub-Adviser. Each Trustee receives a fee, allocated among all investment companies for which the Trustee serves, which consists of an annual retainer component and a meeting fee component. Effective August 21, 1995, each Trustee of the Vista Funds receives a quarterly retainer of $12,000 and an additional per meeting fee of $1,500. Members of committees receive a meeting fee only if the committee meeting is held on a day other than a day on which a regularly scheduled meeting is held. Prior to August 21, 1995, the annual retainer was $36,000 and the per-meeting fee was $1,000. The Chairman of the Trustees, Fergus Reid, has and continues to receive a 50% increment over regular Trustee total compensation for serving as Chairman and Trustee for all the investment companies advised by the Adviser or Sub-Adviser.

           Effective August 21, 1995, the Trustees also instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of any of the Portfolios, the Adviser or Sub-Adviser, Administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the investment companies advised by the Adviser or Sub-Adviser (collectively, the "Covered Funds"). Each eligible Trustee is entitled to receive from the Covered Funds an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 10% of the highest annual compensation received from the Covered Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any of the Covered Funds. Such benefit is payable to each eligible Trustee in monthly installments for the life of the Trustee.

          Set forth below in the table below are the estimated annual benefits payable to an eligible Trustee upon retirement assuming various compensation and years of service classifications. The estimated credited years of service for Messrs. Reid, Ten Haken, Armstrong, Blum, Harkins, Vartabedian, Cragin, and Thode are [insert years of service]

           The following tables indicate the compensation received by each Trustee during the fiscal period of the Portfolios which ended on October 31, 1995:


                                                                                                          Total Compensation
                                      Pension or Retirement Benefits       Estimated Annual Benefits          from Victory
                                       Accrued as Portfolio Expenses            Upon Retirement           "Portfolio Complex"


Forges Reid, III, Trustee........

Richard E. Ten Haken, Trustee....

William J. Armstrong, Trustee....

John R.H. Blum, Trustee..........

Joseph J. Harkins, Trustee.......

H. Richard Vartabedian, Trustee..

Stuart W. Cragin, Jr., Trustee...

Irving L. Thode, Trustee.........



Officers

MARTIN R. DEAN* - Treasurer and Assistant Secretary of the Trust (?); Vice President, BISYS Financial Group, Inc.

ANN BERGIN* - Secretary and Assistant Treasurer of the Trust; Vice President, BISYS Financial Group, Inc.; and Chief Compliance Officer and Secretary, Vista Broker-Dealer Services, Inc.

           The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

           The Funds pay no direct remuneration to any officer of the Trust. As of ____________, 1996, the Trustees and officers as a group owned of record less than 1% of each Fund's outstanding shares, all of which were acquired for investment purposes. For the fiscal year ended ____________, 1995, the Trust paid to its disinterested Trustees fees and expenses for all meetings of the Board and any committees attended in the aggregate amount of approximately which amount is then apportioned between the Funds comprising the Trust.

                                     Adviser

           The Adviser manages the assets of each Fund pursuant to Investment Advisory Agreements, dated _____________, 1996. Subject to such policies as the Board of Trustees may determine, Chase makes investment decisions for the Fund. Pursuant to the terms of the Advisory Agreements, the Adviser provides the Fund with such investment advice and supervision as it deems necessary for the proper supervision of the Fund's investments. The Adviser continuously provides investment programs and determines from time to time what securities shall be purchased, sold or exchanged and what portion of the Fund's assets shall be held uninvested. The Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Fund. The other expenses attributable to, and payable by the Fund, are described under "Expenses" in the Prospectus. The Advisory Agreement for the Fund will continue in effect from year to year with respect to the Fund only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.

           Under the Advisory Agreement, the Adviser may utilize the specialized portfolio skills of all its various affiliates, thereby providing the Fund with greater opportunities and flexibility in accessing investment expertise.

           Pursuant to the terms of the Advisory Agreement, the Adviser is permitted to render services to others. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund and each Portfolio on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of the Fund's shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the Adviser on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser under the Agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

           In the event the operating expenses of the Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to the Fund imposed by the securities laws or regulations thereunder of any state in which the shares of the Fund are qualified for sale, as such limitations may be raised or lowered from time to time, the Adviser shall reduce its advisory fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Adviser shall be deducted from the monthly advisory fee otherwise payable with respect to the Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Adviser shall pay to the Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

           In consideration of the services provided by the Adviser pursuant to the Advisory Agreements, the Fund pays an investment advisory fee computed and paid monthly based on a rate equal to .10% with respect to its Fund's average daily net assets, on an annualized basis for the Fund's then-current fiscal year. month-to-month basis.

           Under an investment advisory agreement between the Trust, on behalf of the Fund, and Chase, Chase may delegate a portion of its responsibilities to a subadviser. In addition, the investment advisory agreement provides that Chase may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of New Chase as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Chase.

          Chase has entered into an investment sub-advisory agreement with its affiliate, (Chase Asset Management, Inc. ("CAM Inc") on behalf of the Fund. The Sub-Adviser is a wholly-owned subsidiary of New Chase. With respect to the day to day management of the Fund, under the sub-advisory agreement, the Sub-Adviser makes decisions concerning, and places all orders for, purchases and sales of securities and helps maintain the records relating to such purchases and sales. The Sub-Adviser may, in its discretion, provide such services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Company under applicable laws and are under the common control of New Chase; provided that (i) all persons, when providing services under the sub-advisory agreement, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of the SubAdviser. This arrangement will not result in the payment of additional fees by the Fund.

                                 Administrator

           Pursuant to an Administration Agreement, dated ________, 1995 for the Fund (the "Administration Agreement"), Chase serves as administrator of the Trust. Chase and provide certain administrative services to the Trust, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Trust's independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Trust and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. The administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

           Under the administration agreement Chase renders administrative services to others. The administration agreement will continue in effect from year to year with respect to the Fund only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of such Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the administration agreement or "interested persons" (as defined in the 1940 Act) of any such party. The administration agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days' written notice when authorized either by a majority vote of the Fund's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Administrator on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The administration agreements also provide that neither Chase nor their personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the administration agreements.

           In addition, the administration agreements provide that, in the event the operating expenses of the Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to the Fund imposed by the securities laws or regulations thereunder of any state in which the shares of the Fund are qualified for sale, as such limitations may be raised or lowered from time to time, Chase shall reduce its administration fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by Chase shall be deducted from the monthly administration fee otherwise payable to Chase during such fiscal year; and if such amounts should exceed the monthly fee, Chase shall pay to such Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

           In consideration of the services provided by Chase pursuant to the administration agreement, the Administrator receives from the Fund a fee computed and paid monthly at an annual rate equal to 0.05% of the Fund's average daily net assets, on an annualized basis for the Fund's then-current fiscal year. Chase may voluntarily waive a portion of the fees payable to it with respect to the Fund on a month-to-month basis.

                                  Distributor

Distribution Plan

           The Trust has adopted a plan of distribution on behalf of the Class A shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan") which provides that the Fund shall pay a distribution fee (the "Basic Distribution Fee"), including payments to the Distributor, at an annual rate not to exceed 0.25% of its Class A Shares average daily net assets for distribution services. The Distributor may use all or any portion of such Basic Distribution Fee to pay for Fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses.

           The Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Qualified Trustees"). The
Distribution Plan requires that the Trust shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. The Distribution Plan further provides that the selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. The Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or, with respect to the Fund, by vote of a majority of the outstanding voting Shares of the Fund (as defined in the 1940 Act). The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of Class A shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. The Fund will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place.

           Since the Distribution Fee is not directly tied to actual expenses, the amount of Basic Distribution Fee paid by each of the Shares during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the Securities and Exchange Commission as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which the Distributor's compensation is directly linked to its expenses). However, the Shares are not liable for any distribution expenses incurred in excess of the Basic Distribution Fee paid.

Distribution and Sub-Administration Agreement

           The Trust has entered into a Distributor and Sub-Administration Agreement dated _________, 1995, with the Distributor, pursuant to which the Distributor acts as the Fund's exclusive underwriter, provides certain administration services and promotes and arranges for the sale of each of the Shares. The Distributor is a wholly-owned subsidiary of BISYS Fund Services, Inc. The Distribution Agreement provides that the Distributor will bear the expenses of printing, distributing and filing prospectuses and statements of additional information and reports used for sales purposes, and of preparing and printing sales literature and advertisements not paid for by the Distribution Plan. The Trust pays for all of the expenses for qualification of the shares of each Fund for sale in connection with the public offering of such shares, and all legal expenses in connection therewith. In addition, pursuant to the Distribution Agreement, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space.

           The Distribution Agreement is currently in effect and will continue in effect with respect to the Fund only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of such Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

           In the event the operating expenses of the Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund imposed by the securities laws or regulations thereunder of any state in which the shares of the Fund are qualified for sale, as such limitations may be raised or lowered from time to time, the Distributor shall reduce its sub-administration fee with respect to the Fund (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Distributor shall be deducted from the monthly sub-administration fee otherwise payable with respect to the Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Distributor shall pay to the Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

           In consideration of the sub-administration services provided by the Distributor pursuant to the Distribution Agreement, the Distributor receives an annual fee, payable monthly, of 0.05% of the net assets of the Fund. However, the Distributor has voluntarily agreed to waive a portion of the fees payable to it under the Distribution Agreement with respect to the Fund on a month-to-month basis.

           Shareholder Servicing Agents, Transfer Agent and Custodian

           The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent to provide certain services. The fees relating to acting as liaison to shareholders and providing personal services to shareholders will not exceed, on an annualized basis, 0.25% of the average daily net assets of each of the Shares represented by shares owned during the period for which payment is being made by investors with whom such Shareholder Servicing Agent maintains a servicing relationship. However, each Shareholder Servicing Agent has voluntarily agreed to waive a portion of the fees payable to it under its Servicing Agreement with respect to the Fund on a month-to-month basis.

           The Trust has also entered into a Transfer Agency Agreement with DST Systems, Inc. ("DST") pursuant to which DST acts as transfer agent for the Trust. Pursuant to a Custodian Agreement, Chase acts as the custodian of the assets of each Fund for which Chase receives compensation as is from time to time agreed upon by Chase. For additional information, see "Shareholder Servicing Agents, Transfer Agent and Custodian" in the Prospectus.

           In certain circumstances Shareholder Servicing Agents may be required to register as dealers under state law.


                             INDEPENDENT ACCOUNTANTS

          Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036 serves as independent accountants of the Fund. Price Waterhouse LLP provides the Fund with audit services, tax return preparation, and assistnace and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

          The financial statements incorporated herein by reference from The Hanover 100% U.S. Treasury Securities Money Market Fund Annual Reports to Shareholders for the fiscal year ended November 30, 1994, have been so incorporated by reference in reliance on the reports of KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York, 10154, independent accountants of The Hanover 100% U.S. Treasury Securities Money Market Fund, given on the authority of said firm as experts in accounting and auditing.

                               GENERAL INFORMATION

              Description of Shares, Voting Rights and Liabilities

           Mutual Fund Trust is an open-end, management investment company organized as Massachusetts business trust under the laws of the Commonwealth of Massachusetts on February 4, 1994. Because certain of the Funds comprising the Trust are "non-diversified", more than 5% of any of the assets of any such Fund may be invested in the obligations of any single issuer, which may make the value of the shares in such a Fund more susceptible to certain risks than shares of a diversified mutual fund. The fiscal year-end of the Funds in the Trust is August 31.

           The Trust currently consists of __ Funds of shares of beneficial interest without par value. With respect to the Money Market Funds and certain of the Income Funds, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote separately, for example to approve investment advisory agreements or distribution plans, but shares of all series and classes vote together, to the extent required under the 1940 Act, in the election or selection of Trustees and independent accountants. With respect to shares purchased through a Shareholder Servicing Agent and, in the event written proxy instructions are not received by the Fund or its designated agent prior to a shareholder meeting at which a proxy is to be voted and the shareholder does not attend the meeting in person, the Shareholder
Servicing Agent for such shareholder will be authorized pursuant to an applicable agreement with the shareholder to vote the shareholder's outstanding shares in the same proportion as the votes cast by other Fund shareholders represented at the meeting in person or by proxy.

           Shareholders of the Vista Shares, Premier Shares and Institutional Shares of the Money Market Funds bear the fees and expenses described herein. The fees paid by the Vista Shares to the Distributor and Shareholder Servicing Agent under the distribution plans and shareholder servicing arrangements for distribution expenses and shareholder services provided to investors by the Distributor and Shareholder Servicing Agents generally are more than the respective fees paid under distribution plans and shareholder servicing arrangements adopted for the Premier Shares. The Institutional Shares pay no distribution or Shareholder Servicing fee. As a result, at any given time, the net yield on the Shares will be approximately .15% to .30% lower than the yield on the Premier Shares and approximately 30% to 50% lower than the yield on the Institutional Shares. Standardized yield quotations will be computed separately for each class of shares of a Fund.

           The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board of Trustees by written notice to the series' or class' shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

           Certificates are issued only upon the written request of a shareholder, subject to the policies of the investor's Shareholder Servicing Agent, but the Trust will not issue a stock certificate with respect to shares that may be redeemed through expedited or automated procedures established by a Shareholder Servicing Agent.

           The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

           The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                                Principal Holders

           As of November 30, 1995, the following persons owned beneficially, directly or indirectly, 5% or more of the outstanding shares of the following classes or Funds:

                                    [TO COME]

                              Financial Statements

           The financial statements for the fiscal period ended November 30, 1995 for the Fund is incorporated herein by reference from The Hanover 100% U.S. Treasury Securities Money Market Fund Annual Report to Shareholders.

                                     PART C

                                MUTUAL FUND TRUST

                            PART C. OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits

                  List all financial statements and exhibits filed as part of the Registration Statement for the Vista Funds of Mutual Fund Trust filed herein as part of this post-effective amendment.
                  (a)      Financial statements:

                           In Part A:       Financial Highlights.

                           In Part B:       To be filed by Amendment.

                           In Part C:       None.

                  (b)      Exhibits:
Exhibit
Number
1      Declaration of Trust. (1)
2      By-laws. (1)
3      None.
4      Specimen share certificate. (4)
5(a)   Form of Investment Advisory Agreement. (1) and (3)
5(b)   Form of Interim Investment Advisory Agreement.(6)
5(c)   Form of Proposed Investment Advisory Agreement.(6)
5(d) Form of Proposed Investment Subadvisory Agreement between The Chase Manhattan Bank and Chase Asset Management, Inc.(6)
5(e)   Form of Administration Agreement. (1) and (3)
5(f)   Form of Administration Agreement.(6)
6(a)   Form of Distribution and Sub-Administration Agreement. (1)
6(b)   Distribution and Sub-Administration Agreement dated August 21, 1995.(6)
7(a)   Retirement Plan for Eligible Trustees.(6)
7(b)   Deferred Compensation Plan for Eligible Trustees.(6)
8(a)   Form of Custodian Agreement. (1)
8(b)   None.
9(a)   Form of Transfer Agency Agreement. (1)
9(b)   Form of Shareholder Servicing Agreement. (1)
9(c)   Form of Shareholder Servicing Agreement. (6)
9(d)   Agreement and Plan of Reorganization and Liquidation.(6)
10(a) Opinion of Reid & Priest re: Legality of Securities being Registered. (2) 11(a) Consent of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel.(6)
11(b)  Consent of KPMG Peat Marwick, LLP. (6)
12     None
13     N/A.
14     None.
15(a) Forms of Rule 12b-1 Distribution Plans including Selected Dealer Agreements and Shareholder Service Agreements. (1) and (3)
15(b) Form of Proposed Rule 12b-1 Distribution Plan (including forms of Selected Dealer Agreement and Shareholder Servicing Agreement).(6)
16.    Schedule for Computation of Each Performance Quotation.(6)

17.    N/A.
18.    Form of Rule 18f-3 Multi-Class Plan. (6)


----------------------------

(1) Filed as an Exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on February 14, 1994.
(2)       Filed  as  an  Exhibit  to  Pre-Effective   Amendment  No.  1  to  the
          Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on April 18, 1994.
(3)       Filed  as  an  Exhibit  to  Post-Effective  Amendment  No.  1  to  the
          Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on August 29, 1994.
(4)       Filed  as  an  Exhibit  to  Post-Effective  Amendment  No.  2  to  the
          Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on October 28, 1994.
(5) Filed as an Exhibit to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on October 31, 1995.
(6)       Filed herein.


ITEM 25. Persons Controlled by or Under Common
                  Control with Registrant

                  Not applicable


ITEM 26. Number of Holders of Securities

                                                       Number of Record
                                                        Holders as of
         Title of Series                               September 30, 1995
         ---------------                               ------------------

                                                           None

                          Vista        Premier   Institutional  Class A  Class B
                          Shares        Shares       Shares      Shares  Shares
Vista(sm) Treasury Plus
   Money Market Fund       N/A           18           35          N/A    N/A

Vista(sm) Federal Money
   Market Fund             6,196        173           16          N/A    N/A

Vista(sm) U.S. Government
   Money Market Fund       4,010        463           93          N/A    N/A

Vista(sm) Global Money
   Market Fund             2,720        371           64          N/A    N/A

Vista(sm) Prime Money
   Market Fund             -0-           91           37          N/A    231

Vista(sm) Tax Free Money
   Market Fund                634       209           34          N/A     N/A

Vista(sm) California Tax Free
   Money Market Fund           80       N/A          N/A          N/A     N/A

Vista(sm) New York Tax Free
   Money Market Fund       3,838        N/A          N/A          N/A     N/A

Vista(sm) Tax Free Income
   Fund                    N/A          N/A          N/A       3,320        602

Vista(sm) New York Tax Free
   Income Fund             N/A          N/A          N/A        3,162       426

Vista(sm) California Intermediate
   Tax Free Fund           N/A          N/A          N/A        723         N/A



ITEM 27.  Indemnification

          Reference is hereby made to Article V of the Registrant's Declaration of Trust.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

                  Under the terms of the Registrant's  Declaration of Trust, the
Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

                  Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of it counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 28  Business and Other Connections of Investment Adviser

          The Chase Manhattan Bank, N.A. (the "Adviser") is a commercial bank providing a wide range of banking and investment services.

          To the knowledge of the Registrant, none of the Directors or executive officers of the Adviser, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the Adviser also hold or have held various positions with bank and non-bank affiliates of the Adviser, including its parent, The Chase Manhattan Corporation. Each Director listed below is also a Director of The Chase Manhattan Corporation.


                                                 Principal Occupation or Other
                       Position with             Employment of a Substantial
Name                   the Adviser               Nature During Past Two Years
----                   -----------               ----------------------------

Thomas G. Labreque     Chairman of        Chairman, Chief Executive Officer
                       the Board,and      and a Director of The Chase
                       Director           Manhattan Corporation and a
                                          Director of AMAX, Inc.

Richard J. Boyle       Vice Chairman      Vice Chairman of the Board and a
                       of the Board       Director of The Chase Manhattan
                       and Director       Corporation and Trustee of
                                          Prudential Realty Trust

Robert R. Douglass     Vice Chairman      Vice Chairman of the Board and a
                       of the Board       Director of The Chase Manhattan
                       and Director       Corporation and Trustee of HRE
                                          Properties


Joan Ganz Cooney       Director           Chairman of the Executive
                                          Committee of the Board of Trustees,
                                          formerly Chief Executive Officer of
                                          Children's Television Workshop and
                                          a Director of each of Johnson &
                                          Johnson, Metropolitan Life
                                          Insurance Company and Xerox
                                          Corporation

                                                 Principal Occupation or Other
                       Position with             Employment of a Substantial
Name                   the Adviser               Nature During Past Two Years
----                   -----------               ----------------------------
Edward S. Finkelstein  Director           Retired Chairman and Chief
                                          Executive Officer and Director of
                                          R.H. Macy & Co., Inc. and a
                                          Director of Time Warner Inc.

H. Laurance Fuller     Director           Chairman, President, Chief
                                          Executive Officer and Director of
                                          Amoco Corporation and Director of
                                          Abbott Laboratories

Howard C. Kauffman     Director           Retired President of Exxon
                                          Corporation and a Director of each
                                          of Pfizer Inc. and Ryder System,Inc.

Paul W. MacAvoy        Director           Dean of Yale School of
                                          Organization and Management

David T. McLaughlin    Director           President and Chief Executive
                                          Officer of The Aspen Institute,
                                          Chairman of Standard Fuse
                                          Corporation and a Director of each
                                          of ARCO Chemical Company and
                                          Westinghouse Electric Corporation

Edmund T. Pratt, Jr.   Director           Chairman Emeritus, formerly
                                          Chairman and Chief Executive
                                          Officer, of Pfizer Inc. and a
                                          Director of each of Pfizer, Inc.,
                                          Celgene Corp., General Motors
                                          Corporation and International Paper
                                          Company

Henry B. Schacht       Director           Chairman and Chief Executive
                                          Officer of Cummins Engine
                                          Company, Inc. and a Director of
                                          each of American Telephone and
                                          Telegraph Company and CBS Inc.

A. Alfred Taubman      Director           Chairman and Director, formerly
                                          also Chief Executive Officer, of
                                          The Taubman Company, Inc.,
                                          majority shareholder and Chairman
                                          of Sotheby's Holdings, Inc., owner
                                          of Woodward & Lothrop, Inc. and
                                          its subsidiary, John Wanamaker,

                                                 Principal Occupation or Other
                       Position with             Employment of a Substantial
Name                   the Adviser               Nature During Past Two Years
----                   -----------               ----------------------------
                                          and Chairman of A&W Restaurants, Inc.
                                          and a Director of R.H. Macy & Co.,Inc.

Donald H. Trautlein    Director           President and Chief Executive
                                          Officer of The Aspen Institute,
                                          Chairman of Standard Fuse
                                          Corporation and a Director of each
                                          of ARCO Chemical Company and
                                          Westinghouse Electric Corporation

Kay R. Whitmore        Director           Chairman of the Board, President
                                          and Chief Executive Officer and
                                          Director of Eastman Kodak Company




ITEM 29. Principal Underwriters

          (a) Vista Broker-Dealer Services, Inc., a wholly-owned subsidiary of The BISYS Group, Inc. is the underwriter for the Registrant.

                  (b) The following are the Directors and officers of Vista Broker-Dealer Services, Inc., a wholly-owned subsidiary of The BISYS Group, Inc. The principal business address of each of these persons, with the exception of Mr. Spicer, is 125 West 55th Street, New York, New York 10022. The principal business address of Mr. Spicer is One Bush Street, San Francisco, California 94104.

                        Position and Offices            Position and Offices
Name                    with Distributor                with the Registrant
----                    ----------------                -------------------

William B. Blundin      Director and Chief Executive Officer        None

Richard E. Stierwalt    Director and Chief Operating Officer        None

Timothy M. Spicer       Director and Chairman of the Board          None

Joseph Kissel           President                                   None

George Martinez         Chief Compliance Officer             Secretary and
                        and Secretary                        Assistant Treasurer

                  (c)  Not applicable


ITEM 30.  Location of Accounts and Records

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                  Name

Address

Vista Broker-Dealer Services, Inc. a wholly-owned      125 West 55th Street
subsidiary of The BISYS Group, Inc. (distributor)      New York, NY 10022


DST Systems, Inc. (transfer agent)                     21 W. 10th Street
                                                       Kansas City, MO 64105

The Chase Manhattan Bank, N.A. (investment adviser     1211 Avenue of the
and custodian)                                         Americas
                                                       New York, NY 10036

The Chase Manhattan Bank, N.A. (administrator)         One Chase Square
                                                       Rochester, NY 14363



ITEM 31.  Management Services

                                 Not applicable


ITEM 32.  Undertakings

          (1) Registrant undertakes that its trustees shall promptly call a meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any such trustee or trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares of the Trust. In addition, the Registrant shall, in certain circumstances, give such shareholders assistance in communicating with other shareholders of a fund as required by Section 16(c) of the Investment Company Act of 1940.

          (2) The Registrant, on behalf of the Funds, undertakes, provided the information required by Item 5A is contained in the latest annual report to shareholders, to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly caused this Pre-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 20th day of December, 1995.



                                               MUTUAL FUND TRUST


                                               By/s/ H. Richard Vartabedian
                                                     H. Richard Vartabedian
                                                        President

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Fergus Reid, III                Chairman and Trustee       December 20, 1995
----------------------------------
    Fergus Reid, III


/s/ William J. Armstrong            Trustee                    December 20, 1995
--------------------------------
    William J. Armstrong


/s/ John R.H. Blum                  Trustee                    December 20, 1995
--------------------------------
    John R.H. Blum


 /s/Joseph J. Harkins               Trustee                    December 20, 1995
     Joseph J. Harkins


/s/ Richard E. Ten Haken            Trustee                    December 20, 1995
-------------------------------
    Richard E. Ten Haken


/s/ H. Richard Vartebedian          Trustee                    December 20, 1995
-------------------------------
    H. Richard Vartebedian


/s/ Martin R. Dean                  Treasurer and              December 20, 1995
----------------------------        Principal Financial Officer
    Martin R. Dean


*By:
         Attorney-in-Fact

     As filed with the Securities and Exchange Commission on December 28, 1995.

                                                               File No. 811-8358
                                                       Registration No. 33-75250













                       Securities and Exchange Commission

                             Washington, D.C. 20549


                                    EXHIBITS
                                   filed with
                         Post-Effective Amendment No. 4
                                     to the
                             Registration Statement
                                       on
                                    FORM N-1A





                                MUTUAL FUND TRUST

                                  EXHIBIT INDEX


Exhibit
Number

5(b)     Form of Interim Investment Advisory Agreement.
5(c)     Form of Proposed Investment Advisory Agreement.
5(d) Form of Proposed Investment Subadvisory Agreement between The Chase Manhattan Bank and Chase Asset Management, Inc.
5(f)     Form of Administration Agreement.
6(b)     Distribution and Sub-Administration Agreement dated August 21, 1995.
7(a)     Retirement Plan for Eligible Trustees.
7(b)     Deferred Compensation Plan for Eligible Trustees.
9(c)     Form of Shareholder Servicing Agreement.
9(d)     Agreement and Plan of Reorganization and Liquidation.
11(a)    Consent of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel.
11(b)    Consent of KPMG Peat Marwick, LLP.
15(b) Form of Proposed Rule 12b-1 Distribution Plan (including forms of Selected Dealer Agreement and Shareholder Servicing Agreement).
16.      Schedule for Computation of Each Performance Quotation.
18.      Form of Rule 18f-3 Multi-Class Plan.